UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	7/31/2014

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.4%
ASSET-BACKED SECURITIES — 20.4%
Collateralized Debt Obligations — 1.2%
GEM Ligos III CDO Ltd. (Cayman Islands), Series 2006-3A, Class A1, 144A	0.660	%(a)	03/23/21	508	$507,025
GEMC CDO Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.123	%(a)	06/23/17	500	496,210

					1,003,235

Collateralized Loan Obligations — 13.4%
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.763	%(a)	07/20/26	400	399,964
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	500	498,432
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766	%(a)	04/28/26	800	800,457
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.516	%(a)	04/28/26	250	248,368
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class A, 144A	1.734	%(a)	10/12/23	250	250,113
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.334	%(a)	04/15/25	500	492,422
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.632	%(a)	10/22/25	250	249,060
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.720	%(a)	04/17/26	500	500,283
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.370	%(a)	04/17/26	500	501,033
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 144A	1.624	%(a)	01/20/25	500	498,431
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.525	%(a)	02/14/25	250	248,216
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.755	%(a)	04/20/26	800	799,851
HSBC Home Equity Loan Trust USA, Series 2006-3, Class M1	0.416	%(a)	03/20/36	1,000	965,508
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.819	%(a)	05/15/26	250	249,748
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.479	%(a)	05/15/26	250	247,464
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708	%(a)	04/15/26	450	449,889
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.704	%(a)	04/15/26	500	499,598
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708	%(a)	11/22/23	400	399,948
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.111	%(a)	10/17/22	250	244,706
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.773	%(a)	04/15/26	450	450,114
Rosedale CLO Ltd. (Cayman Islands), Series I-A, Class B, 144A	0.703	%(a)	07/24/21	400	393,462
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	498,062
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.284	%(a)	04/15/25	350	343,948
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	0.855	%(a)	08/25/33	272	266,843

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	300	298,321
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.727	%(a)	04/20/26	800	800,420

					11,594,661

Residential Mortgage-Backed Securities — 5.8%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	%(a)	03/25/33	149	148,775
ACE Securities Corp Home Equity Loan Trust, Series 2003-OP1, Class M1	1.205	%(a)	12/25/33	339	320,212
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.010	%(a)	08/25/34	318	292,368
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.655	%(a)	03/25/43	506	497,118
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.010	%(a)	06/25/34	330	305,027
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	0.755	%(a)	06/25/33	121	106,048
Fremont Home Loan Trust, Series 2004-2, Class M1	1.010	%(a)	07/25/34	615	550,749
Home Equity Asset Trust, Series 2003-8, Class M1	1.235	%(a)	04/25/34	119	112,485
HSBC Home Equity Loan Trust USA, Series 2006-4, Class M2	0.436	%(a)	03/20/36	250	236,243
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.175	%(a)	10/25/33	221	208,359
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-3, Class A2	0.755	%(a)	06/25/33	177	165,318
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-4, Class A2	0.795	%(a)	07/25/33	494	460,575
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	0.855	%(a)	04/25/33	335	323,589
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.155	%(a)	09/25/34	1,342	1,324,146

					5,051,012

TOTAL ASSET-BACKED SECURITIES (cost $17,559,646)					17,648,908

BANK LOANS(a) — 3.4%
Automobiles — 0.6%
Chrysler Group LLC, Term Loan	3.250%		12/31/18	499	496,345

Biotechnology — 0.1%
Grifols SA, Term Loan	3.234%		02/26/21	100	99,236

Commercial Services & Supplies — 0.2%
TransUnion LLC, Term Loan	4.000%		03/31/21	200	198,877

Food Products — 0.1%
Pinnacle Foods Finance LLC, Term Loan	3.250%		04/29/20	87	86,383

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Finance LLC, Term Loan	3.500%		10/26/20	96	95,926

Independent Power & Renewable Electricity Producers — 0.6%
NRG Energy, Inc., Term Loan	2.750%		07/01/18	497	492,118

IT Services — 0.6%
Vantiv LLC, Term Loan	2.152%		06/13/19	500	492,083

Media — 0.7%
CBS Outdoor Americas CAP Co., Term Loan	3.000%		02/01/21	100	99,375
Charter Communications Operating LLC, Term Loan	3.000%		07/01/20	497	485,569

					584,944

Pharmaceuticals — 0.2%
Biomet, Inc., Term Loan	3.737%		07/25/17	200	199,719

Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Finance Pte. Ltd., Term Loan	3.750%		05/06/21	200	199,031

TOTAL BANK LOANS (cost $2,960,537)					2,944,662

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.0%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%		07/10/44	173	185,693
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	500	530,761
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.729	%(a)	04/10/49	40	43,787
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	209	229,940
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	500	512,287
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM	5.349	%(a)	09/10/47	200	210,759
Bank of America Mortgage, Series 2005-CKI1, Class AM	5.462	%(a)	11/12/37	200	209,672
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	250	250,459
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	250	253,731
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	2.211	%(a)	05/15/45	1,408	156,691
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	63	62,604
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	250	258,420
Commercial Mortgage Trust, Series 2014-CR15, Class XB, IO, 144A	0.023%		02/10/47	157,461	288,783
Commercial Mortgage Trust Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156%		07/10/46	474	483,099
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	274	273,444
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS2, Class XB, IO, 144A	0.208%		03/10/47	42,900	561,046
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.463	%(a)	02/15/39	225	238,608
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.669	%(a)	03/15/39	137	145,638
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	5.789	%(a)	06/15/38	275	293,591
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	500	509,215
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	250	261,309
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.032	%(a)	01/25/20	8,504	396,017
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.191	%(a)	04/25/20	7,393	374,037
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.659	%(a)	06/25/20	1,430	105,522
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.449	%(a)	01/25/22	3,202	268,997
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.469	%(a)	05/25/22	1,965	177,784
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.902	%(a)	10/25/22	6,962	410,559
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.801	%(a)	10/25/23	3,241	189,911

GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%		11/10/45	461	483,519
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238%		11/10/45	91	94,822
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.337	%(a)	04/10/47	15,000	490,328
GS Mortgage Securities Trust, Series 2011-GC5, Class A2	2.999%		08/10/44	500	516,469
GS Mortgage Securities Trust, Series 2014-GC18, Class XB, IO	0.229%		01/10/47	20,000	253,380
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.244	%(a)	01/12/43	120	125,400
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	900	924,858
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.995	%(a)	08/15/42	372	384,151
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	270	281,034
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class XCP, IO, 144A	2.000%		12/15/15	95,929	154,935
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	6.075	%(a)	06/12/46	130	140,736
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	391	419,854
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%		03/12/51	300	326,324
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A	5.422	%(a)	02/12/44	217	231,549
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3	5.592	%(a)	04/12/49	400	411,103
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	258	267,938
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class AJ	4.896	%(a)	10/15/41	100	101,098
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class AJ	5.224	%(a)	03/15/42	400	409,124
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	17	17,591
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(a)	07/15/45	257	277,840
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	212	228,611
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	300	329,317

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,859,372)					14,752,345

CORPORATE BONDS — 48.9%
Aerospace & Defense — 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	225	245,812
Ducommun, Inc., Gtd. Notes	9.750%		07/15/18	125	137,813
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	25	25,579

					409,204

Airlines — 0.6%
American Airlines, 2013-2, Class A, Pass-Through Trust, Equipment Trust	4.950%		01/15/23	189	204,256
Delta Air Lines 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%		05/23/19	174	188,816
United Airlines 2014-1, Class A, Pass-Through Trust, Pass Through Certificates	4.000%		04/11/26	160	162,200

					555,272

Automobiles — 1.4%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19	225	232,875
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	700	710,652
General Motors Financial Co., Inc., Gtd. Notes	3.500%		07/10/19	295	293,850

					1,237,377

Banks — 12.3%
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	375	441,101
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	175	193,714
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	520	522,682
Bank of America Corp., Sr. Unsec’d. Notes, MTN	1.105	%(a)	04/01/19	250	251,930
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	250	255,885
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	125	140,577
Bank of America Corp., Sub. Notes	5.420%		03/15/17	100	109,260
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	310	311,257
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	200	200,219
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	550	549,518
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	250	244,711
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	125	144,235
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	200	211,000
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	300	304,855
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	475	600,929
Citigroup, Inc., Sub. Notes	5.500%		02/15/17	200	219,068
Discover Financial Services, Sr. Unsec’d. Notes	5.200%		04/27/22	400	440,945
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625%		01/25/16	125	130,133
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	200	201,300
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	650	732,768
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	200	201,804
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	75	82,086
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	125	141,507
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	200	220,250
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	550	623,720
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	400	450,036
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	375	433,098
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	350	351,514
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	75	75,094
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	200	231,322
PNC Bank NA, Sub. Notes	4.200%		11/01/25	350	367,959
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.375%		03/16/16	125	131,678
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	325	326,882
US Bancorp, Sr. Unsec’d. Notes, MTN	0.634	%(a)	04/25/19	500	499,990
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	12/31/49	200	226,800
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	75	75,764

					10,645,591

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	250	261,972
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	100	109,689

					371,661

Building Products — 0.5%
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $211,589; purchased 06/30/14)(b)(c)	7.000%		02/15/20	200	209,750

Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $207,237; purchased 01/23/14-5/12/14)(b)(c)	6.875%	08/15/18		200	207,000

					416,750

Capital Markets — 1.3%
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24		350	349,957
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	01/26/20		400	452,587
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		150	152,179
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.750%	03/19/19		100	100,967
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	4.125%	01/19/16		30	31,301

					1,086,991

Chemicals — 3.2%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18		100	100,250
Celanese US Holdings LLC, Gtd. Notes	6.625%	10/15/18		250	260,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21		100	106,323
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20		150	162,557
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17		100	102,521
Huntsman International LLC, Gtd. Notes	8.625%	03/15/20		250	266,250
Koppers, Inc., Gtd. Notes	7.875%	12/01/19		255	268,387
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		350	414,755
Monsanto Co., Sr. Unsec’d. Notes	3.375%	07/15/24		25	25,008
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34		25	25,124
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44		25	24,949
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19		350	367,500
Olin Corp., Sr. Unsec’d. Notes	8.875%	08/15/19		100	104,580
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%	04/01/20		125	136,875
PolyOne Corp., Sr. Unsec’d. Notes	7.375%	09/15/20		200	214,500
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%	12/15/20		75	80,438
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%	03/31/20		75	82,313

					2,742,330

Commercial Services & Supplies — 0.3%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17		130	126,750
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21		100	115,013

					241,763

Communications Equipment — 0.4%
SBA Telecommunications, Inc., Gtd. Notes	8.250%	08/15/19		350	364,980

Construction Materials — 0.7%
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $211,972; purchased 06/30/14)(b)(c)	6.875%	05/01/18		200	208,000
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.250%	05/12/20		250	270,625
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, RegS	9.250%	05/12/20		125	135,312

					613,937

Containers & Packaging — 0.6%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19		200	210,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		250	282,500

					492,500

Diversified Consumer Services — 0.3%
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18		200	232,500

Diversified Financial Services — 0.6%
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	115	181,323
Leucadia National Corp., Sr. Unsec’d. Notes	5.500%	10/18/23		100	105,181

Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	220	224,400

					510,904

Diversified Telecommunication Services — 1.2%
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%		02/14/19	200	200,971
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18	150	171,750
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	50	57,482
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	609,684

					1,039,887

Electric Utilities — 0.9%
Commonwealth Edison Co., 1st Mortgage	2.150%		01/15/19	25	25,078
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	300	318,000
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%		01/15/25	125	126,069
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%		01/15/21	300	328,378

					797,525

Electrical Equipment — 0.1%
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%		05/15/19	125	130,625

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19	125	132,812
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000	%(a)	12/15/18	325	344,500

					477,312

Energy Equipment & Services — 0.7%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	200	204,269
CGG SA (France), Gtd. Notes	7.750%		05/15/17	41	41,718
Nabors Industries, Inc., Gtd. Notes	2.350%		09/15/16	100	102,467
Weatherford International Ltd., Gtd. Notes	6.350%		06/15/17	200	225,660

					574,114

Food & Staples Retailing — 0.7%
Kroger Co. (The), Gtd. Notes	6.400%		08/15/17	250	285,136
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%		12/15/17	275	297,687

					582,823

Food Products — 1.6%
BRF SA (Brazil), Gtd. Notes, 144A	5.875%		06/06/22	200	215,000
Bunge Ltd. Finance Corp., Gtd. Notes	3.200%		06/15/17	100	103,789
Darling Ingredients, Inc., Gtd. Notes, 144A	5.375%		01/15/22	75	77,063
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%		01/29/18	200	211,000
Mondelez International, Inc., Sr. Unsec’d. Notes	2.250%		02/01/19	100	100,140
Pilgrim’s Pride Corp., Gtd. Notes	7.875%		12/15/18	100	105,000
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%		04/14/18	150	165,375
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18	100	102,500
Tyson Foods, Inc., Gtd. Notes	6.600	%(a)	04/01/16	250	272,283

					1,352,150

Health Care Equipment & Supplies — 0.5%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%		12/15/18	300	321,750
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%		10/15/18	100	101,456

					423,206

Health Care Providers & Services — 1.8%
Aetna, Inc., Sr. Unsec’d. Notes	6.500%		09/15/18	219	256,695
Capella Healthcare, Inc., Gtd. Notes	9.250%		07/01/17	300	313,500

Cigna Corp., Sr. Unsec’d. Notes	4.500%	03/15/21	100	109,522
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	250	277,500
HCA, Inc., Gtd. Notes	8.000%	10/01/18	375	436,406
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	175	189,438

				1,583,061

Hotels, Restaurants & Leisure — 0.7%
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%	03/15/19	200	210,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	200	206,259
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	100	98,621
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	100	106,750

				621,630

Household Durables — 0.7%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	100	103,953
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	225	258,187
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	150	149,827
Whirlpool Corp., Sr. Unsec’d. Notes	4.700%	06/01/22	100	107,960

				619,927

Insurance — 2.2%
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18	425	522,911
Aon Corp. (United Kingdom), Gtd. Notes	3.125%	05/27/16	450	467,420
Axis Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20	250	284,450
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	250	272,970
XLIT Ltd., (Ireland), Gtd. Notes	2.300%	12/15/18	400	396,274

				1,944,025

IT Services — 0.9%
Brightstar Corp., Gtd. Notes, 144A (original cost $428,172; purchased 02/21/14)(b)(c)	9.500%	12/01/16	400	424,000
First Data Corp., Gtd. Notes	11.250%	01/15/21	75	84,937
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%	08/15/20	250	273,125

				782,062

Machinery — 0.6%
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	100	114,125
Columbus McKinnon Corp., Gtd. Notes	7.875%	02/01/19	125	132,500
Terex Corp., Gtd. Notes	6.500%	04/01/20	125	132,813
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	100	108,395

				487,833

Media — 1.5%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	350	383,250
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	275	312,813
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	25	26,156
Myriad International Holdings BV (South Africa), Sr. Sec’d. Notes, RegS	6.375%	07/28/17	100	110,250
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18	200	212,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $192,110; purchased 07/09/14)(b)(c)	7.875%	11/01/20	175	188,125
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	8.375%	10/15/19	100	104,875

				1,337,469

Metals & Mining — 1.6%
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	300	333,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	100	106,750
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN	6.875%	01/21/18	300	334,125
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.875%	02/01/18	350	363,125

Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	3.600%	01/15/17	200	209,333

				1,346,333

Multi-Utilities — 0.3%
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	300	300,948

Oil, Gas & Consumable Fuels — 2.3%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%	04/08/19	200	219,000
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	225	239,698
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	250	251,152
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	50	58,079
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	50	50,393
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	250	256,055
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $135,807; purchased 05/21/14)(b)(c)	7.625%	04/15/21	125	134,063
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/01/21	275	275,972
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	300	327,000
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec’d. Notes, RegS	5.375%	01/26/19	120	122,400
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	75	76,394

				2,010,206

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $226,595; purchased 02/05/14)(b)(c)	5.400%	11/01/20	200	228,826
International Paper Co., Sr. Unsec’d. Notes	7.500%	08/15/21	100	126,395
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	100	121,781

				477,002

Pharmaceuticals — 0.3%
Actavis PLC, Sr. Unsec’d. Notes	1.875%	10/01/17	100	100,292
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375%	02/01/19	125	133,875

				234,167

Professional Services — 0.4%
TransUnion Holding Co. Inc., Sr. Unsec’d. Notes	9.625%	06/15/18	300	312,000

Real Estate Investment Trusts (REITs) — 1.7%
Digital Realty Trust LP, Gtd. Notes	4.500%	07/15/15	115	117,989
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	396	399,960
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	50	50,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	225	228,375
HCP, Inc., Sr. Unsec’d. Notes	3.750%	02/01/19	100	105,924
Kilroy Realty LP, Gtd. Notes	5.000%	11/03/15	100	104,897
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875%	10/01/19	100	119,715
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	220	260,869
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	100	99,750

				1,488,229

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	100	103,488
CSX Corp., Sr. Unsec’d. Notes	5.600%	05/01/17	100	110,950
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $101,655; purchased 01/07/14)(b)(c)	2.800%	11/01/18	100	102,714
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	100	104,500

Hertz Corp. (The), Gtd. Notes	7.500%	10/15/18		125	130,000

					551,652

Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18		100	100,621
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		225	222,750

					323,371

Software — 0.4%
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17		300	333,224

Specialty Retail — 0.5%
AutoZone, Inc., Sr. Unsec’d. Notes	1.300%	01/13/17		150	150,061
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		75	75,563
L Brands, Inc., Gtd. Notes	5.625%	02/15/22		75	78,750
Michaels Stores, Inc., Sr. Unsec’d. Notes	7.750%	11/01/18		118	123,015

					427,389

Technology Hardware, Storage & Peripherals
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19		25	25,433

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21		100	110,014
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	05/17/21		100	108,106

					218,120

Trading Companies & Distributors — 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19		150	147,750
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		250	268,125

					415,875

Wireless Telecommunication Services — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20		100	109,630
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		200	206,770
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20		200	234,750
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		250	293,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		300	327,000

					1,171,275

TOTAL CORPORATE BONDS (cost $42,234,012)					42,310,633

FOREIGN GOVERNMENT BONDS — 4.4%
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.750%	03/26/15	EUR	153	210,262
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	100	170,662
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	4.750%	04/17/19	EUR	250	341,984
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	5.250%	02/01/16	JPY	10,000	97,215
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19		186	191,202
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		210	239,400
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	11.625%	03/04/19		100	135,500
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.500%	12/01/18	EUR	20	29,440

Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%	11/14/16	JPY	10,000	102,579
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%	06/08/15	JPY	5,000	50,046
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%	07/14/17	EUR	200	294,697
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500%	03/25/15		300	303,750
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%	06/14/19	EUR	75	112,239
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	6.400%	02/15/16	EUR	200	290,680
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		200	217,876
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%	01/22/24		30	31,913
Slovenia Government International Bond (Slovenia), Bonds, 144A	4.125%	02/18/19		200	208,104
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	100	141,470
Spain Government International Bond (Spain), Bonds	3.750%	10/31/18	EUR	80	119,402
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		500	531,465

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,767,297)					3,819,886

MUNICIPAL BONDS — 0.3%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico), General Obligation	5.500%	07/01/16		200	205,882
Government Development Bank for Puerto Rico (Puerto Rico), Series A, Revenue Bonds	3.448%	02/01/15		100	95,025

TOTAL MUNICIPAL BONDS (cost $297,304)					300,907

NON-CORPORATE FOREIGN AGENCIES — 1.8%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		200	186,375
Electricite de France (France), Sr. Unsec’d. Notes, 144A	2.150%	01/22/19		50	50,023
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		200	210,620
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		350	423,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17		100	113,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		200	236,250
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		100	110,530
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17		200	200,060

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,483,589)					1,530,358

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes (cost $149,808)	2.125%	06/30/21		150	149,004

TOTAL LONG-TERM INVESTMENTS (cost $83,311,565)					83,456,703

SHORT-TERM INVESTMENTS — 1.5%

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,271,569)(d)		1,271,569	1,271,569

	Counterparty	Notional Amount (000)#
OPTION PURCHASED* (e)
Call Option
Interest Rate Swap Options, Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 08/14/14 (cost $73,362)	Bank of America	5,780	39,123

TOTAL SHORT-TERM INVESTMENTS (cost $1,344,931)			1,310,692

TOTAL INVESTMENTS — 97.9% (cost $84,656,496)(f)			84,767,395
Other assets in excess of liabilities(g) — 2.1%			1,835,418

NET ASSETS — 100.0%			$86,602,813

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BBSW	Australian Bank Bill Swap Reference Rate
CDO	Collateralized Debt Obligation
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen

KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,715,137. The aggregate value, $1,702,478, is approximately 2.0% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of July 31, 2014.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$84,656,496

Appreciation	513,236
Depreciation	(402,337)

Net Unrealized Appreciation	$110,899

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes as of July 31, 2014.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at July 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
25	5 Year U.S. Treasury Notes	Sep. 2014	$2,972,383	$2,970,898	$(1,485)
36	2 Year U.S. Treasury Notes	Sep. 2014	7,897,359	7,899,188	1,829

					344

	Short Positions:
22	10 Year U.S. Treasury Notes	Sep. 2014	$2,751,219	$2,741,406	$9,813
18	20 Year U.S. Treasury Bonds	Sep. 2014	2,459,656	2,473,313	(13,657)
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	456,750	452,531	4,219

					375

					$719

(1)	Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.

Forward foreign currency exchange contracts outstanding at July 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/16/14	Bank of America	AUD	47	$43,600	$43,222	$(378)
Expiring 10/16/14	Barclays Capital Group	AUD	46	43,500	42,789	(711)
Expiring 10/16/14	Barclays Capital Group	AUD	153	142,837	141,355	(1,482)
Brazilian Real,
Expiring 10/01/14	Toronto Dominion	BRL	268	117,761	116,137	(1,624)
British Pound,
Expiring 10/28/14	Citigroup Global Markets	GBP	231	391,977	389,326	(2,651)
Canadian Dollar,
Expiring 10/16/14	Bank of America	CAD	46	43,300	42,409	(891)
Expiring 10/16/14	Bank of America	CAD	70	65,300	64,158	(1,142)
Expiring 10/16/14	Citigroup Global Markets	CAD	94	87,200	86,076	(1,124)
Expiring 10/16/14	JPMorgan Chase	CAD	259	241,761	237,281	(4,480)
Chilean Peso,
Expiring 08/27/14	Citigroup Global Markets	CLP	23,585	42,600	41,102	(1,498)
Expiring 08/27/14	Citigroup Global Markets	CLP	23,934	43,300	41,709	(1,591)
Expiring 08/27/14	Citigroup Global Markets	CLP	24,024	43,200	41,865	(1,335)
Expiring 08/27/14	Citigroup Global Markets	CLP	24,551	43,400	42,785	(615)
Expiring 09/30/14	Citigroup Global Markets	CLP	24,121	43,500	41,901	(1,599)
Chinese Yuan,
Expiring 10/10/14	Barclays Capital Group	CNH	270	43,300	43,508	208
Expiring 10/10/14	Barclays Capital Group	CNH	627	100,379	100,863	484
Expiring 10/10/14	Deutsche Bank AG	CNH	3,766	603,324	606,069	2,745
Expiring 10/10/14	JPMorgan Chase	CNH	389	62,321	62,614	293
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	81,650	43,600	43,209	(391)
Hungarian Forint,
Expiring 10/22/14	Barclays Capital Group	HUF	9,391	40,992	39,937	(1,055)
Expiring 10/22/14	JPMorgan Chase	HUF	30,744	133,485	130,751	(2,734)
Indian Rupee,
Expiring 11/03/14	Citigroup Global Markets	INR	2,577	42,500	41,633	(867)
Expiring 11/03/14	Citigroup Global Markets	INR	3,946	63,800	63,750	(50)
Expiring 11/03/14	Citigroup Global Markets	INR	3,958	63,400	63,950	550
Israeli New Shekel,
Expiring 10/21/14	Citigroup Global Markets	ILS	223	65,100	65,110	10
Expiring 10/21/14	Citigroup Global Markets	ILS	297	86,642	86,794	152
Malaysian Ringgit,
Expiring 10/10/14	Barclays Capital Group	MYR	277	86,091	86,185	94
Expiring 10/10/14	Citigroup Global Markets	MYR	696	218,000	216,612	(1,388)
Mexican Peso,
Expiring 10/22/14	Citigroup Global Markets	MXN	3,994	306,046	300,317	(5,729)

New Taiwanese Dollar,
Expiring 08/22/14	Citigroup Global Markets	TWD	2,546	85,253	84,896	(357)
New Zealand Dollar,
Expiring 10/23/14	JPMorgan Chase	NZD	224	195,318	188,296	(7,022)
Norwegian Krone,
Expiring 10/24/14	JPMorgan Chase	NOK	390	62,772	61,771	(1,001)
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	122	43,500	43,330	(170)
Expiring 10/03/14	Deutsche Bank AG	PEN	368	131,629	130,415	(1,214)
Philippine Peso,
Expiring 02/12/15	Citigroup Global Markets	PHP	2,791	63,800	63,876	76
Expiring 09/17/14	Citigroup Global Markets	PHP	2,426	54,100	55,739	1,639
Expiring 09/17/14	Citigroup Global Markets	PHP	2,432	54,100	55,857	1,757
Polish Zloty,
Expiring 10/24/14	Toronto Dominion	PLN	855	276,230	272,521	(3,709)
Romanian Leu,
Expiring 10/24/14	Deutsche Bank AG	RON	550	166,253	165,576	(677)
Russian Ruble,
Expiring 10/17/14	Citigroup Global Markets	RUB	1,494	43,200	40,942	(2,258)
Expiring 10/17/14	Citigroup Global Markets	RUB	1,497	43,300	41,022	(2,278)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	1,542	44,238	42,270	(1,968)
Singapore Dollar,
Expiring 10/17/14	Deutsche Bank AG	SGD	209	168,533	167,616	(917)
Expiring 10/17/14	JPMorgan Chase	SGD	54	43,400	43,345	(55)
South African Rand,
Expiring 10/23/14	Barclays Capital Group	ZAR	472	43,600	43,399	(201)
Expiring 10/23/14	Barclays Capital Group	ZAR	974	91,110	89,537	(1,573)
South Korean Won,
Expiring 10/17/14	Credit Suisse First Boston Corp.	KRW	130,611	128,961	126,586	(2,375)
Swedish Krona,
Expiring 10/24/14	JPMorgan Chase	SEK	298	43,562	43,246	(316)
Swiss Franc,
Expiring 10/24/14	Citigroup Global Markets	CHF	361	400,610	397,352	(3,258)
Thai Baht,
Expiring 11/18/14	Barclays Capital Group	THB	892	27,200	27,648	448
Expiring 11/18/14	Barclays Capital Group	THB	2,125	64,600	65,842	1,242
Turkish Lira,
Expiring 10/23/14	Barclays Capital Group	TRY	141	65,300	64,539	(761)
Expiring 10/23/14	UBS AG	TRY	215	100,916	98,498	(2,418)

				$5,793,701	$5,737,536	$(56,165)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/16/14	JPMorgan Chase	AUD	70	$65,200	$64,880	$320

Canadian Dollar,
Expiring 10/16/14	Citigroup Global Markets	CAD	197	183,100	180,042	3,058
Chilean Peso,
Expiring 08/27/14	Citigroup Global Markets	CLP	46,113	82,800	80,360	2,440
Expiring 09/30/14	Citigroup Global Markets	CLP	24,758	43,600	43,008	592
Chinese Yuan,
Expiring 10/10/14	Citigroup Global Markets	CNH	3,360	538,269	540,717	(2,448)
Czech Koruna,
Expiring 10/24/14	Citigroup Global Markets	CZK	1,345	65,100	65,118	(18)
Expiring 10/24/14	JPMorgan Chase	CZK	6,303	309,129	305,206	3,923
Danish Krone,
Expiring 10/24/14	Deutsche Bank AG	DKK	1,546	279,293	277,796	1,497
Euro,
Expiring 10/28/14	Bank of America	EUR	26	34,900	34,550	350
Expiring 10/28/14	Barclays Capital Group	EUR	357	485,110	477,578	7,532
Expiring 10/28/14	Barclays Capital Group	EUR	193	261,500	258,105	3,395
Expiring 10/28/14	Barclays Capital Group	EUR	177	238,024	236,610	1,414
Expiring 10/28/14	Citigroup Global Markets	EUR	816	1,099,440	1,093,459	5,981
Expiring 10/28/14	Citigroup Global Markets	EUR	485	653,427	649,767	3,660
Expiring 10/28/14	Toronto Dominion	EUR	143	192,535	191,487	1,048
Hungarian Forint,
Expiring 10/22/14	JPMorgan Chase	HUF	20,190	86,900	85,866	1,034
Expiring 10/22/14	JPMorgan Chase	HUF	15,284	65,100	64,999	101
Japanese Yen,
Expiring 10/28/14	Bank of America	JPY	4,461	43,400	43,393	7
Expiring 10/28/14	Barclays Capital Group	JPY	88,092	865,629	856,893	8,736
Mexican Peso,
Expiring 10/22/14	JPMorgan Chase	MXN	559	42,930	42,040	890
New Taiwanese Dollar,
Expiring 08/22/14	Barclays Capital Group	TWD	2,546	84,601	84,896	(295)
Expiring 10/28/14	Citigroup Global Markets	TWD	2,598	86,900	86,705	195
New Zealand Dollar,
Expiring 10/16/14	Bank of America	NZD	121	104,600	102,357	2,243
Norwegian Krone,
Expiring 10/24/14	Citigroup Global Markets	NOK	406	65,300	64,455	845
Expiring 10/24/14	Deutsche Bank AG	NOK	657	104,100	104,151	(51)
Philippine Peso,
Expiring 08/20/14	UBS AG	PHP	746	16,996	17,153	(157)
Polish Zloty,
Expiring 10/24/14	Citigroup Global Markets	PLN	134	43,600	42,600	1,000
Expiring 10/24/14	Citigroup Global Markets	PLN	204	65,100	65,081	19
Romanian Leu,
Expiring 10/24/14	Citigroup Global Markets	RON	288	87,200	86,656	544
South Korean Won,
Expiring 10/17/14	Citigroup Global Markets	KRW	89,855	86,900	87,085	(185)

Swedish Krona,
Expiring 10/24/14	Bank of America	SEK	1,079	156,400	156,381	19
Swiss Franc,
Expiring 10/24/14	Bank of America	CHF	78	87,200	86,166	1,034
Expiring 10/24/14	Citigroup Global Markets	CHF	117	130,800	128,837	1,963
Expiring 10/24/14	Credit Suisse First Boston Corp.	CHF	59	65,300	64,511	789
Expiring 10/24/14	JPMorgan Chase	CHF	117	130,800	128,877	1,923
Expiring 10/24/14	JPMorgan Chase	CHF	43	47,900	47,394	506
Thailand Baht,
Expiring 09/03/14	Barclays Capital Group	THB	2,118	64,100	65,842	(1,742)
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	852	25,100	26,387	(1,287)

				$7,088,283	$7,037,408	$50,875

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Cross currency exchange contracts outstanding at July 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
10/10/14	Buy	CNH	541	EUR	65	$398	Barclays Capital Group
10/16/14	Buy	AUD	93	EUR	64	491	Bank of America
10/16/14	Buy	CAD	70	EUR	48	(574)	Citigroup Global Markets
10/21/14	Buy	ILS	164	CHF	43	3	Deutsche Bank AG
10/22/14	Buy	HUF	9,941	CHF	39	(772)	Barclays Capital Group
10/22/14	Buy	EUR	45	HUF	14,248	80	Deutsche Bank AG
10/24/14	Buy	SEK	445	CHF	59	(490)	Barclays Capital Group
10/24/14	Buy	NOK	269	EUR	32	(410)	Citigroup Global Markets
10/24/14	Buy	NOK	405	EUR	48	(494)	Barclays Capital Group
10/24/14	Buy	SEK	295	EUR	32	(92)	Barclays Capital Group
10/24/14	Buy	SEK	444	EUR	48	104	Citigroup Global Markets
10/24/14	Buy	EUR	58	PLN	245	37	Barclays Capital Group
10/24/14	Buy	EUR	58	RON	256	90	JPMorgan Chase
10/24/14	Buy	EUR	45	SEK	417	(77)	Citigroup Global Markets

						$(1,706)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Interest rate swap agreements outstanding at July 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
BRL	579	01/01/21	0.000%	Brazil Interbank lending rate(2)	$17,852	$—	$17,852	Deutsche Bank AG
CLP	30,000	02/27/24	5.240%	6-month CLICP(2)	3,833	—	3,833	Barclays Capital Group
	9,000	08/18/14	2.630%	3-month LIBOR(2)	7,601	—	7,601	Citigroup Global Markets
	9,000	08/18/14	3.210%	3-month LIBOR(1)	(7,265)	—	(7,265)	Citigroup Global Markets

					$22,021	$—	$22,021

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	200	09/08/14	4.743%	6-month BBSW(2)	$—	$14,208	$14,208
EUR	400	01/30/16	0.495%	6-month Euribor(1)	—	(2,753)	(2,753)
EUR	500	08/04/16	0.078%	6-month Euribor(1)	(68)	(67)	1
EUR	200	08/01/19	0.346%	6-month Euribor(1)	—	(11)	(11)
MXN	5,000	08/22/14	5.480%	28 day Mexican Interbank rate(2)	—	7,100	7,100
	6,430	11/30/18	1.625%	3-month LIBOR(1)	(14,269)	36,756	51,025
	2,870	05/15/21	2.375%	3-month LIBOR(1)	(17,326)	(8,559)	8,767

					$(31,663)	$46,674	$78,337

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at July 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$1,003,235	$—
Collateralized Loan Obligations	—	11,594,661	—
Residential Mortgage-Backed Securities	—	5,051,012	—
Bank Loans	—	2,944,662	—
Commercial Mortgage-Backed Securities	—	14,752,345	—
Corporate Bonds	—	41,959,617	351,016
Foreign Government Bonds	—	3,722,671	97,215
Municipal Bonds	—	300,907	—
Non-Corporate Foreign Agencies	—	1,530,358	—
U.S. Treasury Obligation	—	149,004	—
Affiliated Money Market Mutual Fund	1,271,569	—	—
Option Purchased	—	39,123	—
Other Financial Instruments*
Financial Futures Contracts	719	—	—
Forward Foreign Currency Exchange Contracts	—	(6,996)	—
Interest Rate Swap Agreements	—	100,022	336

Total	$1,272,288	$83,140,621	$448,567

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Prudential Total Return Bond Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.5%
ASSET-BACKED SECURITIES — 19.3%
Collateralized Debt Obligations — 0.3%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.494	%(a)	04/25/19	2,062	$2,044,208
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A1, 144A	0.660	%(a)	03/23/21	2,276	2,271,955
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A2, 144A	0.880	%(a)	03/23/21	2,000	1,912,185
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.123	%(a)	06/23/17	5,000	4,962,098

					11,190,446

Collateralized Loan Obligations — 12.8%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.681	%(a)	07/15/26	8,000	7,984,434
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.414	%(a)	04/20/25	14,300	14,126,814
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	1,550	1,494,231
AIMCO CLO (Cayman Islands), 2014-AA, Class A, 144A	1.763	%(a)	07/20/26	7,900	7,899,297
Alm Loan Funding (Cayman Islands), Series 2004-11A, Class A2A, 144A	2.234	%(a)	10/17/26	9,000	8,826,300
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424	%(a)	07/13/25	6,100	6,026,472
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766	%(a)	04/28/26	13,800	13,807,885
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.516	%(a)	04/28/26	4,100	4,073,231
Ares CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	1.674	%(a)	08/28/25	8,000	8,000,000
Ares CLO Ltd. (Cayman Islands), Series 2014-31A, Class A2, 144A	2.184	%(a)	08/28/25	7,750	7,631,425
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.334	%(a)	04/15/25	5,300	5,219,677
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.334	%(a)	04/20/25	8,400	8,272,089
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.632	%(a)	10/22/25	3,500	3,486,841
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.720	%(a)	04/17/26	8,450	8,454,784
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.370	%(a)	04/17/26	500	501,033
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	1,000	1,001,704
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.434	%(a)	07/15/24	16,300	16,107,851
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.501	%(a)	06/20/17	509	508,398
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.714	%(a)	01/15/26	4,300	4,298,659
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.169	%(a)	08/01/21	10,831	10,770,060
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.383	%(a)	04/17/25	15,600	15,393,993
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), 2014-3A, Class A1A, 144A	1.694	%(a)	07/27/26	14,750	14,750,000
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.755	%(a)	04/20/26	14,300	14,297,337

Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.583	%(a)	01/17/24		10,000	9,946,152
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.482	%(a)	07/22/20		1,047	1,040,784
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701	%(a)	03/15/20		3,000	2,968,370
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704	%(a)	10/15/26		16,750	16,750,000
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.374	%(a)	04/15/24		10,050	9,911,306
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.384	%(a)	04/25/25		4,300	4,241,952
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.819	%(a)	05/15/26		6,700	6,693,250
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		2,000	2,003,374
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.479	%(a)	05/15/26		6,000	5,939,135
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.803	%(a)	04/15/26		10,250	10,248,273
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.403	%(a)	04/15/26		3,000	2,955,827
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.630	%(a)	09/06/22		200	199,717
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.459	%(a)	01/31/22	EUR	2,635	3,498,089
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.731	%(a)	09/15/23		11,500	11,505,067
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700	%(a)	07/25/26		2,350	2,341,721
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696	%(a)	05/18/23		5,000	4,997,550
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.478	%(a)	02/22/20		295	294,390
North Westerly CLO BV, Series II-A, Class A, 144A	0.785	%(a)	09/14/19	EUR	582	779,237
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.524	%(a)	08/13/25		13,500	13,393,624
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708	%(a)	11/22/23		11,150	11,148,549
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.353	%(a)	07/17/25		13,160	12,922,037
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.154	%(a)	04/20/21		7,542	7,499,967
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.382	%(a)	07/22/25		2,800	2,760,849
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.773	%(a)	04/15/26		15,200	15,203,861
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.353	%(a)	04/15/26		3,350	3,295,506
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	1.795	%(a)	07/25/26		11,750	11,752,234
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.275	%(a)	07/25/26		3,000	2,937,080
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704	%(a)	07/17/26		3,300	3,298,926
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26		2,500	2,490,310
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		4,900	4,748,152

Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.284	%(a)	04/15/25	17,850	17,541,345
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876	%(a)	08/17/22	2,000	2,008,181
Sound Point CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.874	%(a)	10/20/26	10,500	10,421,250
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.934	%(a)	10/20/23	4,350	4,368,070
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.354	%(a)	07/15/25	16,350	16,102,853
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.726	%(a)	04/20/26	11,550	11,556,056
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	3,500	3,486,578
Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	5,700	5,668,097

					441,850,234

Non-Residential Mortgage-Backed Securities — 0.5%
Banc of America Funding Trust, Series 2005-D, Class A1	2.627	%(a)	05/25/35	210	214,919
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31	6	6,121
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	2.652	%(a)	06/25/34	1,184	1,184,891
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	2.537	%(a)	05/25/35	374	365,527
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	2.537	%(a)	05/25/35	125	125,856
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.344	%(a)	02/25/33	7	6,552
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.417	%(a)	02/20/36	84	77,752
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.152	%(a)	05/15/34	73	57,072
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.002	%(a)	06/15/18	7,792	7,807,239
IndyMac ARM Trust, Series 2001-H2, Class A1	1.717	%(a)	01/25/32	1	1,428
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	1,201	1,232,049
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	99	101,256
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.555	%(a)	02/25/34	41	38,261
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.555	%(a)	02/25/19	1	646
Regal Trust IV, Series 1999-1, Class A, 144A	2.209	%(a)	09/29/31	187	176,255
RFMSI Trust, Series 2003-S9, Class A1	6.500%		03/25/32	15	15,366
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21	97	104,533
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	55	58,969
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.470	%(a)	02/25/34	402	408,388
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	0.816	%(a)	09/19/32	41	40,351
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	2,682	2,691,985
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.027	%(a)	02/25/33	2	1,593

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	2.613	%(a)	04/25/35	939	954,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.613	%(a)	03/25/36	299	299,253
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37	474	497,373

					16,467,685

Residential Mortgage-Backed Securities — 5.7%
ABFC Trust, Series 2003-WMC1, Class M1	1.127	%(a)	06/25/33	315	302,723
ABFC Trust, Series 2004-OPT1, Class M1	1.205	%(a)	08/25/33	556	524,904
ABFC Trust, Series 2004-OPT5, Class A4	1.405	%(a)	06/25/34	2,771	2,575,373
ABFC Trust, Series 2005-AQ1, Class A4	5.010%		06/25/35	2,767	2,797,948
ABFC Trust, Series 2005-HE2, Class M2	0.905	%(a)	06/25/35	2,136	2,082,044
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.505	%(a)	01/25/35	457	444,399
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	1.127	%(a)	11/25/33	1,133	1,056,399
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.205	%(a)	12/25/33	1,459	1,376,913
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.055	%(a)	09/25/33	357	334,503
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.935	%(a)	04/25/34	8,206	7,759,994
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.625	%(a)	08/25/35	1,128	1,112,679
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	1.175	%(a)	04/25/34	1,407	1,263,038
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A3	1.115	%(a)	06/25/34	529	523,893
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	130	133,615
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.327	%(a)	02/25/45	138	138,958
Ameriquest Mortgage Securities Inc., Series 2001-2, Class M3	3.080	%(a)	10/25/31	109	87,813
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV2	0.855	%(a)	11/25/33	74	65,289
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.505	%(a)	02/25/33	834	788,428
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	4.139%		04/25/33	351	358,317
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.115	%(a)	09/25/34	3,850	3,812,590
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.845	%(a)	04/25/34	4,803	4,763,206
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.485	%(a)	01/25/36	259	254,113
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.155	%(a)	11/25/32	462	447,110
Argent Securities, Inc., Series 2003-W2, Class M4	5.780	%(a)	09/25/33	600	562,531
Argent Securities, Inc., Series 2003-W7, Class M1	1.187	%(a)	03/25/34	914	894,003
Argent Securities, Inc., Series 2003-W10, Class M1	1.235	%(a)	01/25/34	1,782	1,715,900
Argent Securities, Inc., Series 2003-W10, Class M2	2.627	%(a)	01/25/34	271	224,128
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.403%		04/25/34	612	617,344
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.980	%(a)	05/25/34	727	707,117
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.397	%(a)	06/15/33	1,779	1,688,734
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.965	%(a)	06/25/34	2,428	2,273,158
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.055	%(a)	08/25/34	3,708	3,582,642
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	0.665	%(a)	07/25/35	909	899,679
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.175	%(a)	06/25/34	4,100	3,693,231
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	1.727	%(a)	12/25/34	9,000	8,484,831

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.055	%(a)	08/25/34	4,383	4,113,313
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	1.355	%(a)	10/25/32	127	119,593
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.055	%(a)	03/25/34	2,596	2,443,652
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.880	%(a)	04/25/34	849	766,258
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.010	%(a)	07/25/34	2,777	2,640,168
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.530	%(a)	03/25/33	47	4,868
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.130	%(a)	03/25/34	2,918	2,753,075
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2	0.605	%(a)	05/25/35	3,596	3,488,025
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M1	0.485	%(a)	01/25/36	723	707,199
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	0.855	%(a)	12/25/33	799	742,327
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.905	%(a)	02/25/34	2,049	1,945,477
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.205	%(a)	11/25/34	4,909	4,593,662
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.405	%(a)	08/25/32	19	16,575
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.074%		07/25/34	151	144,294
Fannie Mae REMICS, Series 2000-32, Class FM	0.605	%(a)	10/18/30	3	2,547
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	84	94,046
FBR Securitization Trust, Series 2005-2, Class M1	0.875	%(a)	09/25/35	1,400	1,356,750
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.523	%(a)	07/25/44	291	300,273
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.315	%(a)	02/25/45	30	30,412
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.977	%(a)	08/25/34	3,043	2,799,463
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.875	%(a)	04/25/35	4,500	4,329,162
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23	50	54,344
Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27	174	197,211
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30	94	108,633
Fremont Home Loan Trust, Series 2003-B, Class M1	1.205	%(a)	12/25/33	756	716,262
Government National Mortgage Assoc., Series 2000-30, Class FB	0.602	%(a)	10/16/30	1	1,062
GSAMP Trust, Series 2004-FM1, Class M1	1.130	%(a)	11/25/33	992	963,717
GSAMP Trust, Series 2004-FM2, Class M1	0.905	%(a)	01/25/34	2,286	2,179,547
GSAMP Trust, Series 2004-HE2, Class M1	1.130	%(a)	09/25/34	3,538	3,256,698
Home Equity Asset Trust, Series 2003-5, Class M1	1.205	%(a)	12/25/33	288	272,675
Home Equity Asset Trust, Series 2003-6, Class M1	1.205	%(a)	02/25/34	4,122	3,891,733
Home Equity Asset Trust, Series 2004-2, Class M1	0.950	%(a)	07/25/34	3,157	2,947,750
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	0.705	%(a)	03/25/35	1,750	1,664,184
HSBC Home Equity Loan Trust U.S.A., Series 2006-1, Class A2	0.336	%(a)	01/20/36	1,234	1,227,546
HSBC Home Equity Loan Trust U.S.A., Series 2006-1, Class M1	0.436	%(a)	01/20/36	507	504,309
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.456	%(a)	07/20/36	1,600	1,567,677

HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M1	0.466	%(a)	07/20/36	2,500	2,362,445
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.656	%(a)	11/20/36	970	972,098
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.905	%(a)	02/25/34	1,610	1,519,402
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.950	%(a)	06/25/34	610	578,339
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.715	%(a)	10/25/34	14	12,642
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.250	%(a)	09/25/34	3,105	3,074,251
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.935	%(a)	02/25/34	703	696,658
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	0.977	%(a)	10/25/34	5,691	5,343,150
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.875	%(a)	12/25/34	2,208	1,993,572
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	0.875	%(a)	07/25/34	811	767,483
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.675	%(a)	06/25/35	1,439	1,363,362
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	0.875	%(a)	06/25/35	389	354,337
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.000	%(a)	01/25/35	1,073	1,014,080
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.355	%(a)	05/25/33	1,611	1,510,663
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.427	%(a)	04/25/33	179	173,507
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.010	%(a)	03/25/34	1,004	935,241
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.055	%(a)	05/25/34	3,763	3,537,877
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.100	%(a)	06/25/34	481	451,218
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	1.215	%(a)	09/25/34	663	618,227
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.205	%(a)	12/27/33	1,354	1,306,064
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.055	%(a)	07/25/34	4,391	4,142,958
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.025	%(a)	11/25/34	1,650	1,479,827
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.085	%(a)	06/25/34	952	891,116
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.070	%(a)	07/25/34	813	777,100
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	0.915	%(a)	01/25/35	2,930	2,882,031
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	0.827	%(a)	03/25/35	1,500	1,404,582
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.280	%(a)	10/25/33	1,483	1,437,599
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.920	%(a)	02/25/35	1,326	1,224,212
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.055	%(a)	01/25/34	2,467	2,307,714
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.100	%(a)	02/25/35	1,452	1,460,767

Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A	5.980%		12/25/33	1,051	1,133,427
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.355	%(a)	12/25/34	93	92,139
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	400	416,021
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.280	%(a)	12/25/32	51	47,804
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.615	%(a)	11/25/35	1,000	980,344
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	1.280	%(a)	06/25/34	956	924,624
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.055	%(a)	11/25/34	741	686,999
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.085	%(a)	07/25/35	4,500	4,255,986
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.155	%(a)	10/25/33	1,326	1,252,829
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.055	%(a)	08/25/33	530	500,846
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.955	%(a)	02/25/34	18,590	17,561,562
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.955	%(a)	07/25/34	4,044	3,823,508
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.355	%(a)	08/25/34	1,110	1,010,194
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.095	%(a)	09/25/34	1,861	1,793,098
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.516	%(a)	02/25/32	8	8,096
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	2.125	%(a)	07/25/32	4	3,802
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.155	%(a)	07/25/32	231	214,401
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.105	%(a)	10/25/33	866	918,926
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	1.505	%(a)	04/25/33	716	696,171

					194,205,333

TOTAL ASSET-BACKED SECURITIES (cost $646,995,864)					663,713,698

BANK LOANS(a) — 3.6%
Airlines
United Airlines, Inc.	3.500%		04/01/19	667	663,730

Automotive — 0.1%
Chrysler Group LLC	3.500%		05/24/17	1,698	1,696,425
Schaeffler AG (Germany)	3.750%		05/15/20	500	500,139

					2,196,564

Cable — 0.2%
Charter Communications Operating LLC	3.000%		07/01/20	4,600	4,489,793
Charter Communications Operating LLC	3.000%		01/03/21	1,372	1,340,531
CSC Holdings LLC	2.734%		04/17/20	722	708,040
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/07/20	2,000	1,980,312

					8,518,676

Capital Goods — 0.1%
ADS Waste Holdings, Inc.	3.750%		10/09/19	1,485	1,476,174

Gardner Denver, Inc. (original cost $3,388,449; purchased 07/24/13)(b)(c)	4.750%	07/30/20	EUR	2,581	3,472,148

					4,948,322

Chemicals — 0.3%
CeramTec GmbH (Germany)	4.750%	08/30/20	EUR	2,400	3,232,994
Macdermid, Inc.	4.000%	06/08/20		2,475	2,471,906
OXEA Finance & Cy SCA (Luxembourg)	4.500%	01/15/20	EUR	2,647	3,537,070

					9,241,970

Electric — 0.1%
Calpine Construction Finance Co. LP	3.000%	05/04/20		1,040	1,017,898
NRG Energy, Inc.	2.750%	07/01/18		1,481	1,465,281

					2,483,179

Foods — 0.2%
Big Heart Pet Brands, Inc.	3.500%	03/09/20	EUR	2,177	2,146,528
Dunkin Brands, Inc.	3.250%	02/08/21		986	968,657
Pinnacle Foods Finance LLC	3.250%	04/29/20		2,527	2,505,114

					5,620,299

Gaming — 0.2%
CCM Merger, Inc. (original cost $2,654,938; purchased 07/30/14)(b)(c)	4.500%	08/31/21		2,675	2,654,938
CCM Merger, Inc. (original cost $2,688,787; purchased 02/11/11-11/29/12)(b)(c)	5.000%	03/01/17		2,680	2,676,843

					5,331,781

Healthcare & Pharmaceutical — 0.7%
Alere, Inc.	3.155%	06/30/16		737	737,873
Biomet, Inc.	3.737%	07/25/17		2,800	2,796,063
Catalent Pharma Solutions, Inc.	4.500%	05/20/21		1,347	1,350,578
Davita Healthcare Partners, Inc.	3.500%	06/30/21		4,000	3,990,716
Grifols SA	3.234%	02/26/21		2,993	2,977,071
Mallinckrodt International Finance	—%	03/19/21		4,925	4,896,272
Nima ACQ LLC	3.250%	03/01/21		2,918	2,902,577
RPI Finance Trust (Luxembourg)	3.250%	05/09/18		1,903	1,902,704
RPI Finance Trust (Luxembourg)	3.250%	11/09/18		2,069	2,069,928
Valeant Pharmaceutical International, Inc. (Canada)	2.481%	10/20/18		1,280	1,280,241

					24,904,023

Lodging — 0.2%
Hilton Worldwide Finance LLC	3.500%	10/26/20		5,188	5,161,091

Media & Entertainment — 0.1%
CBS Outdoor Americas CAP Co.	3.000%	02/01/21		2,000	1,987,500
Entravision Communications Corp.	3.500%	05/29/20		966	952,150

					2,939,650

Metals
FMG Resources (August 2006) Pty. Ltd.	3.750%	06/30/19		1,474	1,468,336

Non-Captive Finance — 0.1%
RBS WorldPay, Inc. (United Kingdom)	5.750%	11/29/19	GBP	2,300	3,902,517

Retailers — 0.2%
Alliance Boots Holdings Ltd. (United Kingdom)	3.980%	07/09/17	GBP	3,400	5,740,237

Technology — 0.9%
Avago Technologies Finance PTE Ltd.	3.750%	05/06/21		6,900	6,883,785
First Data Corp.	3.734%	03/26/18		790	790,308
First Data Corp.	3.734%	09/24/18		2,100	2,100,000
First Data Corp.	4.234%	03/24/21		60	59,837

Freescale Semiconductor, Inc.	4.250%		02/28/20		3,945	3,920,530
Interactive Data Corp.	4.750%		05/03/21		3,337	3,347,457
NXP BV (Netherlands)	3.250%		01/10/20		3,985	3,951,341
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21		3,239	3,229,252
Vantiv LLC	2.152%		06/13/19		5,500	5,412,919

						29,695,429

Telecommunications — 0.1%
Fibertech Networks LLC	4.000%		12/18/19		166	165,916
SBA SNR Fin II LLC	3.250%		03/24/21		5,000	4,944,645

						5,110,561

Transportation Services — 0.1%
RAC PLC (original cost $4,925,767; purchased 12/13/13)(b)(c)	5.304%		10/29/19	GBP	3,000	5,063,335

TOTAL BANK LOANS (cost $121,898,078)						122,989,700

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.1%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47		632	633,882
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		341	342,513
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45		2,600	2,653,258
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		1,110	1,178,288
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	5.449%		01/15/49		268	268,313
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49		2,260	2,424,490
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.561	%(a)	04/10/49		5,918	6,415,300
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		2,925	3,219,163
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		152	152,277
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ	5.290	%(a)	11/10/42		877	896,786
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A3	5.793%		09/11/42		815	814,048
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		1,836	1,866,588
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.710	%(a)	12/10/49		626	628,855
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.137	%(a)	12/10/49		4,000	4,444,632
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		7,000	6,786,178
Citigroup Commercial Mortgage Trust, Series GC21, Class A4	3.575%		05/10/47		11,690	11,864,473
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48		1,889	2,021,055
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859	%(a)	08/10/42		2,600	2,635,794
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39		1,089	1,105,160
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		3,000	2,860,209
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		9,800	9,628,539
Commercial Mortgage Trust, Series 2013-CR9, Class A3	4.022%		07/10/45		11,800	12,496,389

Commercial Mortgage Trust, Series 2013-CR10, Class A3	3.923%		08/10/46	6,900	7,248,298
Commercial Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	12,500	12,645,513
Commercial Mortgage Trust, Series 2014-UBS3, Class XB, 144A, IO	0.349	%(a)	06/10/47	130,681	4,000,145
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	10,300	10,413,059
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.463	%(a)	02/15/39	1,030	1,092,292
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3	5.311%		12/15/39	2,758	2,965,020
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A3	5.694	%(a)	09/15/40	2,252	2,252,778
Credit Suisse Commercial Mortgage Trust, Series 2014-ICE, Class X1CP, 144A, IO	1.686%		12/31/49	98,185	2,826,655
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	4,290	4,369,060
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	2.196	%(a)	12/25/19	46,525	3,437,021
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.193	%(a)	01/25/20	111,214	5,179,242
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.191	%(a)	04/25/20	21,773	1,101,539
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.659	%(a)	06/25/20	102,685	7,576,487
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.482	%(a)	08/25/20	3,859	258,568
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.251	%(a)	04/25/21	13,088	909,017
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.659	%(a)	07/25/21	1,500	140,253
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.469	%(a)	05/25/22	49,615	4,489,034
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.509	%(a)	06/25/22	29,998	2,822,443
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.902	%(a)	10/25/22	30,932	1,824,054
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.801	%(a)	10/25/23	29,664	1,738,414
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.739	%(a)	08/25/16	16,707	397,527
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.532	%(a)	02/25/18	10,339	493,901
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.059	%(a)	05/25/18	9,178	624,697
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.780	%(a)	05/25/19	32,096	2,318,494
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.831	%(a)	07/25/19	48,335	3,412,502
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.369	%(a)	06/25/21	2,104	147,666
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class AJ	5.065	%(a)	07/10/45	3,500	3,633,931
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	1,740	1,740,326
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	976	1,004,315
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238%		11/10/45	703	730,130
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.587%		04/10/38	189	191,786
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	11,400	11,034,311

GS Mortgage Securities Trust, Series 2014-GC20, Class A2	3.002%		04/10/47	3,500	3,608,707
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(a)	06/10/47	37,110	1,051,697
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%		12/15/47	112	112,040
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	4,000	3,828,788
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951%		01/12/37	550	555,174
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.244	%(a)	01/12/43	2,080	2,173,598
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996%		08/15/42	500	517,896
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.995	%(a)	08/15/42	8,478	8,754,917
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	750	780,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.266	%(a)	12/15/44	2,320	2,335,027
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.790	%(a)	06/15/49	148	147,807
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.950	%(a)	02/15/51	1,315	1,313,125
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	6,093	6,348,567
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	11,000	10,765,689
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	3,000	3,119,319
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	11,400	10,922,089
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C18, Class A2	2.879%		02/15/47	3,500	3,593,076
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3	3.472%		07/15/47	5,042	5,195,592
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	9,800	9,856,213
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	3,870	4,070,122
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661%		03/15/39	32	34,364
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	375	386,263
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class ASB	5.022	%(a)	07/12/38	223	225,121
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.673	%(a)	05/12/39	3,380	3,616,073
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.839	%(a)	06/12/50	1,308	1,310,234
Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB	5.839	%(a)	06/12/50	855	894,565
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.517	%(a)	02/12/39	940	997,211
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	5.879	%(a)	06/12/46	60	64,955
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2	5.112%		12/12/49	294	293,866
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	74	74,188
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	9,591,780

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	3,400	3,312,606
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,900	5,713,784
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A3	3.773%		04/15/47	9,300	9,612,824
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	15,000	15,472,305
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	3,800	4,124,524
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	495	497,116
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2	5.592	%(a)	04/12/49	2,969	3,021,454
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	2,774	2,859,997
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	4,150	4,090,414
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	5,200	5,069,984
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	9,100	8,916,617
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.445	%(a)	03/10/46	96,528	3,436,107
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	9,500	9,334,140
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	4,200	4,368,735
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.418%		01/15/45	2,216	2,319,747
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.720	%(a)	05/15/43	5,000	5,358,945
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	1,781	1,852,128
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%		07/15/45	16,772	17,782,952
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	2,344	2,530,403
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB	5.745	%(a)	06/15/49	2,361	2,395,607
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.941	%(a)	02/15/51	5,680	6,166,873
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	6,900	7,269,405
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,810	16,020,716

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $423,732,428)					416,420,763

CORPORATE BONDS — 42.2%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	3,000	3,251,250
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	800	961,697

					4,212,947

Airlines — 0.3%
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates(b)	6.703%		06/15/21	5	5,188
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class B, Pass-Through Certificates	7.373%		12/15/15	170	179,173

Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	421	470,886
Continental Airlines, Inc., Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%		01/12/21	373	403,739
Continental Airlines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%		04/11/24	2,805	2,927,515
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2 Class A, Pass-Through Certificates	4.000%		10/29/24	947	966,294
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1 Class A, Pass-Through Certificates	6.821%		08/10/22	1,844	2,177,573
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates(d)	4.950%		05/23/19	1,030	1,117,164
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	780	857,470
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%		05/07/20	1,569	1,710,630

					10,815,632

Automotive — 1.2%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	2,462	2,622,030
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	1,425	1,460,625
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750%		01/15/43	4,020	4,040,530
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	5,290	5,370,498
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15	2,295	2,333,630
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17	2,588	2,686,103
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,550	2,681,363
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	8,770	9,357,388
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18	600	660,755
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	3,725	3,887,969
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	3,990	4,518,675
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	650	669,909
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14	250	254,720

					40,544,195

Banking — 11.5%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	8,090	7,809,447
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	1,635	1,923,201
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23	2,532	2,506,680
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15	650	669,680
Bank of America Corp., Jr. Sub. Notes(d)	5.125	%(a)	12/31/49	2,225	2,184,360
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	5,000	5,534,680
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49	1,500	1,650,165
Bank of America Corp., Sr. Notes	4.000%		04/01/24	3,125	3,168,419
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	1,845	1,893,088
Bank of America Corp., Sr. Unsec’d. Notes(d)	5.700%		01/24/22	13,710	15,768,611
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	3,620	4,183,037
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,265	1,421,704
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	2,435	2,980,294
Bank of America Corp., Sr. Unsec’d. Notes, MTN(d)	4.125%		01/22/24	5,485	5,614,111
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	4,210	4,654,142
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	2,000	2,249,228
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	735	771,363
Bank of America NA, Sub. Notes	5.300%		03/15/17	250	273,262
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(d)	3.750%		05/15/24	7,050	7,057,706
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18	600	707,273
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	9,550	9,541,625

Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19	4,075	4,058,003
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%		07/23/21	4,295	4,247,205
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	7,900	7,732,868
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,100	3,103,373
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	1,750	1,917,634
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	150	165,123
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	2,050	2,025,734
Citigroup, Inc., Sr. Unsec’d. Notes(d)	3.750%		06/16/24	6,550	6,519,824
Citigroup, Inc., Sr. Unsec’d. Notes(d)	4.500%		01/14/22	3,085	3,321,962
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17	750	851,627
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	4,350	4,974,595
Citigroup, Inc., Sr. Unsec’d. Notes(d)	8.125%		07/15/39	2,400	3,584,842
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	3,385	4,282,411
Citigroup, Inc., Sub. Notes(d)	4.050%		07/30/22	9,835	10,019,239
Citigroup, Inc., Sub. Notes	6.675%		09/13/43	1,100	1,362,745
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%		05/30/24	4,775	4,720,154
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	3,575	3,575,404
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	675	693,552
Discover Bank, Sub. Notes	7.000%		04/15/20	6,980	8,343,690
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%		09/26/20	3,975	4,054,500
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	7,900	7,822,066
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	1,105	1,112,183
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	810	804,678
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	4.000%		03/03/24	1,325	1,336,949
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	16,755	19,230,451
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	190	214,194
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%		06/15/20	4,520	5,232,723
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	575	653,977
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	840	951,649
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,305	2,782,578
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,220	5,201,693
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	185	220,327
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	450	502,204
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	230	260,374
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	6.500%		05/02/36	6,016	7,414,708
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	6.500%		09/15/37	1,255	1,558,590
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	120	144,215
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49	900	906,750
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	3,200	3,282,902
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	5,885	6,480,856
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	3,355	3,492,350
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	1,600	1,573,011
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	8,770	8,722,598
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	5,300	5,685,241
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	2,240	2,410,303
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	2,400	2,600,410
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,350	3,633,561
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	830	965,663
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	2,775	2,696,742
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	1,900	2,153,200
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18	3,350	3,336,841
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	560	630,051
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	4.200%		03/28/17	1,975	2,122,444
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%		01/21/21	2,250	2,700,873
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	6,330	7,310,688
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	2,700	2,694,802
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	2,725	2,728,406

Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23		2,575	2,596,370
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		2,920	3,371,333
Morgan Stanley, Sr. Unsec’d. Notes(d)	6.375%		07/24/42		2,360	2,970,773
Morgan Stanley, Sr. Unsec’d. Notes, MTN(d)	4.100%		01/26/15		4,660	4,740,520
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17		1,635	1,790,271
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21		10,000	11,378,050
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		2,530	2,878,968
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17		4,640	5,252,137
Northern Trust Corp., Sub. Notes	3.950%		10/30/25		3,010	3,123,170
People’s United Bank, Sub. Notes	4.000%		07/15/24		1,750	1,741,943
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22		3,225	3,242,734
PNC Bank NA, Sub. Notes	2.950%		01/30/23		6,800	6,622,105
PNC Bank NA, Sub. Notes	4.200%		11/01/25		1,450	1,524,402
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22		1,600	1,553,717
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24		2,715	2,744,127
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21		3,025	3,547,983
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15		1,225	1,248,172
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15		1,625	1,665,750
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16		270	286,137
State Street Corp., Jr. Sub. Debs	4.956%		03/15/18		1,375	1,498,002
State Street Corp., Sr. Unsec’d. Notes	3.700%		11/20/23		5,105	5,264,587
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(d)	2.450%		01/10/19		1,225	1,238,547
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%		01/18/23		5,125	5,002,707
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN(d)	2.250%		07/11/19		2,560	2,547,346
SunTrust Bank, Sr. Unsec’d. Notes(d)	2.500%		05/01/19		7,830	7,874,615
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23		3,675	3,520,904
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16		1,890	1,960,374
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		1,750	1,712,757
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21		3,075	3,106,334
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.500%		03/08/22		5,970	6,156,437
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21		1,335	1,476,017
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23		3,845	3,978,068
Wells Fargo & Co., Sub. Notes, MTN	4.100%		06/03/26		4,790	4,827,357

						396,130,526

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,425	1,605,960
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875	%(a)	05/02/18		745	152,725
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		2,330	2,363,843

						4,122,528

Building Materials & Construction — 0.8%
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%		05/12/20		1,995	2,159,587
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19		3,530	3,953,600
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.250%		05/12/20		920	995,900
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, RegS	9.500%		06/15/18		1,000	1,115,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(d)	6.500%		12/10/19		2,000	2,087,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000%		01/11/18		1,000	1,060,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500%		06/15/18		1,200	1,338,000
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%		08/15/21	EUR	500	734,802
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 144A	4.250%		07/02/24		2,300	2,304,345

Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		1,348	1,348,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(d)	5.250%	06/27/29		2,775	2,690,917
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(d)	7.125%	06/26/42		2,820	2,996,250
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		1,625	1,658,498
Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15		1,885	1,932,125

					26,374,524

Cable — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.750%	01/15/24		2,000	1,990,000
Comcast Corp., Gtd. Notes	6.450%	03/15/37		360	460,631
Comcast Corp., Gtd. Notes	6.950%	08/15/37		1,720	2,313,680
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		1,650	1,769,625
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18		715	813,313
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		970	1,139,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		875	910,738
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15		175	178,342
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42		2,700	2,786,027
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	8.875%	12/01/18	EUR	1,800	2,568,929
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18		7,051	7,474,060
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18		4,300	4,558,000
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500%	01/27/20		4,400	4,686,000
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		1,565	1,832,836
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	4,200	5,961,435
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.500%	09/15/22	EUR	3,425	4,916,443
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		2,550	2,690,250
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18		414	427,455
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	3,000	5,215,597

					52,693,111

Capital Goods — 1.2%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		3,425	3,639,062
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(d)	4.875%	11/15/17		4,700	4,852,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(b)(c)(d)	2.750%	03/15/17		1,280	1,325,007
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(b)(c)	6.200%	11/01/16		270	299,803
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(b)(c)	6.700%	06/01/34		810	1,020,939
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11-05/14/13)(b)(c)	7.000%	10/15/37		4,090	5,374,653
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		605	600,281
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		900	938,121
Hertz Corp. (The), Gtd. Notes(d)	6.750%	04/15/19		1,850	1,933,250
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)(b)(c)	2.500%	03/15/16		3,975	4,076,919
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $947,939; purchased 01/14/13)(b)(c)	2.875%	07/17/18		950	967,231

Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $899,127; purchased 05/08/12)(b)(c)	3.125%	05/11/15	900	917,189
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	1,075	1,081,838
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98	1,500	1,444,508
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	7,000	7,717,500
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	2,250	2,332,906
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,505	1,631,351

				40,153,308

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	4.900%	06/01/43	2,050	2,090,719
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	6.125%	01/15/41	1,730	2,061,890
CF Industries, Inc., Gtd. Notes(d)	4.950%	06/01/43	3,565	3,560,929
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	1,800	1,911,703
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	240	279,706
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	195	236,858
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	3,675	3,591,416
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	2,500	2,709,287
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	2,235	2,423,849
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	410	666,108
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	2,120	2,092,141
LYB International Finance BV (Netherlands), Gtd. Notes	4.875%	03/15/44	1,860	1,944,626
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	3,575	3,990,848
Mexichem SAB de CV (Mexico), Gtd. Notes, RegS	4.875%	09/19/22	600	627,000
Monsanto Co., Sr. Unsec’d. Notes(d)	3.375%	07/15/24	515	515,154
Monsanto Co., Sr. Unsec’d. Notes(d)	4.200%	07/15/34	715	718,559
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	855	853,251
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,040	1,161,069
Mosaic Co. (The), Sr. Unsec’d. Notes(d)	5.625%	11/15/43	3,455	3,884,526
Phosagro OAO via Phosagro Bond Funding Ltd. (Russia), Gtd. Notes, 144A	4.204%	02/13/18	655	622,250
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914%	01/31/18	2,425	2,206,750
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	850	1,082,814

				39,231,453

Consumer — 0.2%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	2,325	2,197,125
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	1,700	1,800,007
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19	2,700	2,823,960

				6,821,092

Electric — 1.5%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	6,800	7,803,000
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22	2,100	2,048,724
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%	01/15/23	1,600	1,568,000
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%	01/15/25	1,675	1,637,312
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	690	922,999
Covanta Holding Corp., Sr. Unsec’d. Notes(d)	7.250%	12/01/20	6,000	6,420,000
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%	12/15/41	1,000	1,019,183
Duke Energy Carolinas LLC, First Ref. Mortgage(d)	4.000%	09/30/42	1,025	1,002,560
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	750	884,783
Entergy Arkansas, Inc., First Mortgage	3.050%	06/01/23	1,200	1,181,140
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	2,475	2,662,261
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	125	129,535
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(d)	6.200%	10/01/17	750	847,705
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(d)	6.250%	10/01/39	800	933,028
FirstEnergy Corp., Sr. Unsec’d. Notes(d)	7.375%	11/15/31	2,310	2,722,432
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	1,175	1,190,052

Georgia Power Co., Sr. Unsec’d. Notes(d)	4.750%	09/01/40	1,050	1,121,549
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	15	17,489
Nevada Power Co., General Ref. Mortgage	5.375%	09/15/40	500	590,653
NRG Energy, Inc., Gtd. Notes(d)	6.625%	03/15/23	5,250	5,407,500
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%	09/01/18	545	643,842
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(d)	4.450%	04/15/42	1,800	1,831,036
Progress Energy, Inc., Sr. Unsec’d. Notes(d)	3.150%	04/01/22	4,000	4,011,800
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	1,990	1,831,451
Puget Sound Energy, Inc., Sr. Sec’d. Notes(d)	4.434%	11/15/41	2,550	2,666,583
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	725	802,349
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%	05/15/18	725	814,762

				52,711,728

Energy - Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	1,615	1,666,488
BP Capital Markets PLC (United Kingdom), Gtd. Notes(d)	4.500%	10/01/20	435	477,138
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	2,950	3,816,822
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%	11/05/19	1,375	1,497,031
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	4,140	4,222,800
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(d)	7.250%	12/12/21	3,500	3,815,000
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, RegS	5.375%	01/26/19	500	510,000
Reliance Holdings USA, Inc. (India), Gtd. Notes, RegS	5.400%	02/14/22	1,500	1,624,540
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	4,528	4,903,946
Rosneft Finance SA (Russia), Gtd. Notes, 144A(d)	6.625%	03/20/17	1,100	1,144,000
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	9,000	9,180,000

				32,857,765

Energy - Other — 1.4%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%	04/08/19	900	985,500
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS(d)	11.500%	02/01/16	1,400	1,512,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	7,890	9,007,050
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	50	62,733
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%	06/15/19	175	211,442
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936%(f)	10/10/36	5,000	1,906,250
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%	06/15/39	1,600	2,357,016
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41	2,775	3,275,851
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	485	498,587
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	1,060	1,342,876
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	4,450	4,805,924
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	7,450	7,963,104
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	360	390,563
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	1,272	1,499,345
Phillips 66, Gtd. Notes	2.950%	05/01/17	795	829,208
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650%	03/15/17	1,300	1,469,380
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	700	818,827
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%	01/15/20	4,750	5,834,544
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	1,000	1,045,000
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	1,775	1,800,975
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	525	582,011
Weatherford International Ltd., Gtd. Notes	5.950%	04/15/42	520	588,590

				48,786,776

Foods — 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(g)	8.000%	11/15/39	1,880	2,839,764

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39		450	693,306
ARAMARK Corp., Gtd. Notes	5.750%	03/15/20		3,200	3,296,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23		2,425	2,272,710
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24		3,700	3,624,890
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	10.250%	10/05/16		360	414,000
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18		1,275	1,355,962
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A(d)	5.000%	10/01/23		1,935	2,041,607
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%	01/29/18		410	432,550
JBS USA LLC/ JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,526,630; purchased 07/31/14)(b)(c)	5.875%	07/15/24		1,544	1,524,700
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11-12/08/11)(b)(c)	7.250%	06/01/21		2,580	2,760,600
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $492,845; purchased 01/25/12)(b)(c)(d)	8.250%	02/01/20		500	540,000
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18		495	570,265
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40		1,910	2,408,840
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		2,270	2,610,500
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%	04/14/18		2,150	2,370,375
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22		3,425	3,699,000
Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%	07/15/24	GBP	5,000	8,251,591
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16		5,005	5,451,106

					47,157,766

Gaming — 0.2%
MGM Resorts International, Gtd. Notes(d)	6.625%	12/15/21		1,875	2,027,344
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21		3,000	3,090,000
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21		1,030	1,089,225

					6,206,569

Healthcare & Pharmaceutical — 2.0%
Actavis Funding SCS, Gtd. Notes, 144A	3.850%	06/15/24		3,010	3,003,537
Actavis Funding SCS, Gtd. Notes, 144A	4.850%	06/15/44		1,165	1,159,110
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41		3,005	3,218,151
Amgen, Inc., Sr. Unsec’d. Notes(d)	5.375%	05/15/43		2,985	3,307,210
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	09/18/42		1,375	1,307,579
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19		1,627	1,745,283
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(d)	5.125%	08/15/18		2,600	2,665,000
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19		6,500	6,654,375
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21		1,560	1,694,160
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21		4,000	4,356,000
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18		2,400	2,664,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44		2,990	3,184,132
HCA, Inc., Gtd. Notes	8.000%	10/01/18		4,925	5,731,469
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22		325	328,052
Life Technologies Corp., Sr. Unsec’d. Notes	4.400%	03/01/15		2,700	2,759,438
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20		2,055	2,178,300
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43		5,525	5,413,627
Mylan, Inc., Gtd. Notes	2.600%	06/24/18		2,800	2,841,823
Mylan, Inc., Gtd. Notes, 144A	6.000%	11/15/18		1,450	1,510,442
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43		2,275	2,277,880
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	7.000%	03/01/39		1,500	2,133,354

Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	3,110	3,181,496
Valeant Pharmaceuticals International, Gtd. Notes, 144A(d)	6.750%	08/15/18	3,300	3,448,500
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	395	397,021

				67,159,939

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,775	1,698,980
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,150	1,169,558
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,825	2,393,420
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	965	1,063,676
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	2,225	2,545,923
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	905	1,104,588
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	500	582,136
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	1,775	1,978,706
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125%	01/15/15	2,100	2,152,513
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	625	586,799
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%	03/15/42	3,380	3,397,519
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(d)	4.625%	11/15/41	1,725	1,804,528
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	185	222,425
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%	03/15/36	130	158,048
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41	490	609,801
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	475	631,132
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	660	664,388
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	3,025	3,076,788

				25,840,928

Insurance — 2.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	240	267,881
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	7.500%	08/01/16	890	994,471
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%	06/15/43	450	466,141
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	1,535	1,517,025
American International Group, Inc., Sr. Unsec’d. Notes	4.875%	06/01/22	280	309,949
American International Group, Inc., Sr. Unsec’d. Notes	5.050%	10/01/15	200	210,189
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%	05/18/17	3,330	3,692,913
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	4,560	5,163,666
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	9,785	11,725,365
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18	850	1,045,821
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	4.500%	02/11/43	4,290	4,364,878
Chubb Corp. (The), Jr. Sub. Notes	6.375%(a)	03/29/67	650	716,625
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%	07/15/34	525	630,254
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.300%	04/15/43	480	460,059
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	1,200	1,354,120
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.950%	10/15/36	755	913,373
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	6.100%	10/01/41	995	1,235,424
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	1,325	1,439,587
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	350	384,511
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	2,575	3,198,946
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%	03/15/35	1,190	1,461,379
Lincoln National Corp., Jr. Sub. Notes	6.050%(a)	04/20/67	940	949,400
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	865	917,831
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	600	751,177
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	6,530	8,898,215
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%	07/01/19	800	1,028,321
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,750	3,002,675
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	300	313,973
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	6,680	8,001,458

Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(d)	5.375%	12/01/41	1,645	1,855,341
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%	06/01/39	550	868,332
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%	12/15/37	759	960,135
MetLife, Inc., Sr. Unsec’d. Notes	4.875%	11/13/43	2,490	2,669,731
MetLife, Inc., Sr. Unsec’d. Notes(d)	7.717%	02/15/19	2,750	3,388,850
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	190	236,519
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%	04/30/20	360	417,264
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	3,100	3,029,094
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	275	280,350
Progressive Corp. (The), Jr. Sub. Notes	6.700%(a)	06/15/37	365	401,500
Swiss Re Treasury US Corp., Gtd. Notes, 144A(d)	4.250%	12/06/42	5,235	5,028,076
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	830	1,099,942
Unum Group, Sr. Unsec’d. Notes	5.625%	09/15/20	225	256,984
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	2,675	2,864,120
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	2,235	2,498,001
Willis Group Holdings PLC, Gtd. Notes	4.125%	03/15/16	630	658,193
XL Group PLC (Ireland), Jr. Sub. Notes	6.500%(a)	12/31/49	260	254,800
XL Group PLC (Ireland), Sr. Unsec’d. Notes	5.250%	09/15/14	25	25,134

				92,207,993

Lodging — 0.8%
Carnival Corp., Gtd. Notes	1.200%	02/05/16	3,025	3,039,024
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	5,055	5,213,196
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	4,840	5,706,297
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	1,375	1,389,402
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	5,370	5,540,331
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	5,015	5,107,998
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%	03/01/21	980	1,098,484

				27,094,732

Media & Entertainment — 1.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,325	2,753,928
21st Century Fox America, Inc., Gtd. Notes(d)	6.150%	02/15/41	2,445	2,882,953
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	160	203,889
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	550	703,805
AMC Entertainment, Inc., Gtd. Notes(d)	9.750%	12/01/20	5,716	6,387,630
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	3,185	3,487,575
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18	90	101,568
CBS Corp., Gtd. Notes (original cost $1,927,731; purchased 06/11/12)(b)(c)	1.950%	07/01/17	1,950	1,977,401
CBS Corp., Gtd. Notes (original cost $883,590; purchased 02/10/12)(b)(c)	5.900%	10/15/40	765	876,877
CBS Corp., Gtd. Notes (original cost $2,855,819; purchased 08/29/12)(b)(c)	8.875%	05/15/19	2,128	2,717,937
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	6.500%	11/15/22	803	839,135
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	6.500%	11/15/22	2,172	2,280,600
Historic TW, Inc., Gtd. Notes(d)	6.625%	05/15/29	1,198	1,496,309
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	5,000	5,525,000
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	2,000	2,205,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	2,520	2,778,300

Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	3,200	3,528,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	1,800	2,043,000
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	2,600	3,051,017
Viacom, Inc., Sr. Unsec’d. Notes (original cost $1,833,064; purchased 12/13/12)(b)(c)	4.500%		02/27/42	1,851	1,752,479
Viacom, Inc., Sr. Unsec’d. Notes (original cost $358,712; purchased 02/11/14)(b)(c)	4.875%		06/15/43	380	377,239
Viacom, Inc., Sr. Unsec’d. Notes (original cost $799,792; purchased 08/12/13)(b)(c)	5.850%		09/01/43	805	906,838

					48,876,480

Metals — 1.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	4.250%		08/05/15	3,100	3,154,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	3,300	3,522,750
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500%		07/08/15	3,760	3,886,900
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	1,800	2,076,750
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS, MTN	6.875%		01/21/18	3,430	3,820,162
EVRAZ Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750%		04/27/18	1,000	946,200
EVRAZ Group SA (Russia), Sr. Unsec’d. Notes, RegS	7.400%		04/24/17	1,000	1,005,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.000%		04/01/17	2,500	2,543,750
Glencore Finance Canada (Canada), Gtd. Notes, 144A	2.050%		10/23/15	3,975	4,017,676
Glencore Finance Canada (Canada), Gtd. Notes, 144A	2.700%		10/25/17	4,200	4,301,275
Glencore Finance Canada (Canada), Gtd. Notes, 144A	2.850%		11/10/14	1,375	1,382,484
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes(d)	3.625%		06/09/21	2,405	2,435,741
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	85	89,418
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18	3,625	3,615,937
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	1,400	1,526,000
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	2,055	2,412,673
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%		07/15/41	615	661,083
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%		01/31/19	1,870	1,921,425

					43,319,474

Non-Captive Finance — 1.3%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	2,500	2,628,125
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.000%		08/15/22	3,650	3,768,625
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(d)	5.500%		02/15/19	11,000	11,742,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	3,164	3,788,998
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(g)	6.875%		01/10/39	6,120	8,236,118
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21	545	621,601
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911	%(a)	11/30/35	900	933,750
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21	145	172,872
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%		09/01/14	1,275	1,278,187
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	575	601,594
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	700	759,500
Nelnet, Inc., Jr. Sub. Notes	3.609	%(a)	09/29/36	775	601,594
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(b)	0.954	%(a)	07/03/33	251	199,490
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A(d)	5.875%		09/25/22	2,740	2,657,380
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%		09/10/15	1,750	1,776,250
SLM Corp., Sr. Unsec’d. Notes, MTN	5.000%		04/15/15	1,800	1,842,750
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14	1,450	1,464,500
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	650	693,875
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16	630	665,444

					44,433,153

Packaging — 0.1%
Ball Corp., Gtd. Notes	6.750%	09/15/20		1,200	1,263,000
Greif Luxembourg Finance, Sr. Unsec’d. Notes, MTN, 144A	7.375%	07/15/21	EUR	730	1,163,230
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,225	1,384,250

					3,810,480

Paper — 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)(b)(c)	7.375%	12/01/25		3,697	4,801,856
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		2,290	2,666,277
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		1,075	1,432,766
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		4,230	5,133,046
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19		2,225	2,918,163
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%	09/01/19		1,650	1,993,601
Rock-Tenn Co., Gtd. Notes(d)	4.450%	03/01/19		1,140	1,234,102
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22		1,700	1,851,642

					22,031,453

Pipelines & Other — 1.6%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43		2,700	2,735,572
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(d)	7.000%	05/20/22		2,480	2,653,600
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41		1,130	1,386,170
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43		250	267,116
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20		2,009	2,333,606
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21		510	551,269
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38		2,630	2,735,200
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	08/15/42		5,000	4,809,000
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(d)	5.500%	03/01/44		2,150	2,220,756
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%	08/15/33		1,170	1,475,771
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42		1,600	1,515,637
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21		5,500	5,957,952
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		3,865	3,912,296
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20		355	402,024
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17		1,250	1,262,843
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17		2,060	2,108,342
Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16		750	824,312
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.450%	08/01/42		1,500	1,499,508
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		700	721,622
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		875	960,474
Williams Partners LP, Sr. Unsec’d. Notes(d)	3.900%	01/15/25		13,915	13,913,066
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		1,475	1,541,645

					55,787,781

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42		3,425	3,372,056
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20		3,700	4,957,671
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%	05/01/34		1,800	2,227,394

					10,557,121

Real Estate Investment Trusts — 0.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes(d)	7.750%	02/15/19		4,000	4,200,000
Digital Realty Trust LP, Gtd. Notes(d)	4.500%	07/15/15		4,700	4,822,148
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17		1,225	1,242,222
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15		1,830	1,936,867
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17		245	254,596

Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22		350	358,007
Simon Property Group LP, Sr. Unsec’d. Notes	4.200%		02/01/15		260	262,326
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%		04/01/19		600	804,658
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%		02/01/18		6,250	6,201,406
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%		12/15/24		2,830	2,960,888

						23,043,118

Retailers — 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		800	901,065
CVS Caremark Corp., Sr. Unsec’d. Notes(d)	6.250%		06/01/27		1,572	1,936,299
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20		2,150	2,224,562
Home Depot, Inc. (The), Sr. Unsec’d. Notes(d)	4.200%		04/01/43		955	938,993
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%		03/15/45		2,355	2,385,785
L Brands, Inc., Gtd. Notes	5.625%		02/15/22		6,325	6,641,250
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22		475	495,590
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.597	%(a)	08/01/19	EUR	3,275	4,429,670
Target Corp., Sr. Unsec’d Notes	3.500%		07/01/24		3,585	3,598,024
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%		04/15/41		525	636,482

						24,187,720

Technology — 1.6%
Amphenol Corp., Sr. Unsec’d. Notes	4.750%		11/15/14		950	961,128
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%		11/01/15		275	283,059
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%		03/01/21		3,050	2,668,750
CDW LLC/CDW Finance Corp., Gtd. Notes	6.000%		08/15/22		3,000	3,000,000
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19		3,601	3,826,063
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%		12/15/18		8,548	9,060,880
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		1,550	1,534,500
First Data Corp., Gtd. Notes	11.250%		01/15/21		4,000	4,530,000
First Data Corp., Gtd. Notes	12.625%		01/15/21		6,432	7,662,120
Fiserv, Inc., Gtd. Notes	3.125%		10/01/15		150	153,913
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.300%		12/09/16		1,930	2,021,193
Jabil Circuit, Inc., Sr. Unsec’d. Notes(d)	4.700%		09/15/22		2,900	2,936,250
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%		12/15/20		4,700	5,076,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18		2,775	2,747,250
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34		3,265	3,307,092
Seagate Technology HDD Holdings, Gtd. Notes	6.800%		10/01/16		330	364,650
SunGard Data Systems, Inc., Gtd. Notes(d)	7.625%		11/15/20		1,150	1,216,125
Xerox Corp., Sr. Unsec’d. Notes	2.950%		03/15/17		1,100	1,143,725
Xerox Corp., Sr. Unsec’d. Notes	4.250%		02/15/15		1,050	1,070,659

						53,563,357

Telecommunications — 2.3%
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.800%		06/15/44		3,735	3,784,119
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40		3,700	4,016,942
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23		3,025	3,127,396
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%		05/20/24		2,240	2,345,459
CenturyLink, Inc., Sr. Unsec’d. Notes(d)	7.600%		09/15/39		1,710	1,710,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(d)	8.250%		09/30/20		2,450	2,639,875
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	2,150	3,389,964
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20		1,400	1,643,250
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11-05/11/11)(b)(c)	7.082%		06/01/16		2,890	3,177,272
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,263,155; purchased 08/17/12)(b)(c)	7.995%		06/01/36		1,170	1,278,225
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375%		07/29/20		3,500	3,745,000
Qwest Corp., Sr. Unsec’d. Notes	7.500%		10/01/14		1,610	1,627,056

SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500%	04/15/20	2,500	2,506,250
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	5,000	5,350,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(d)	7.000%	08/15/20	3,450	3,657,000
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	4.750%	11/01/41	635	633,797
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%	04/01/41	930	1,093,320
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	5,825	7,223,058
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	02/15/38	600	730,408
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	16,940	21,274,116
Verizon Communications, Inc., Sr. Unsec’d. Notes	7.350%	04/01/39	1,730	2,356,653
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18	1,165	1,269,850
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	7.748%	02/02/21	1,250	1,282,813
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	200	218,000

				80,079,823

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	6,925	7,058,749
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	1,086	1,787,601
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	303	510,163
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	5,625	5,604,311
Lorillard Tobacco Co., Gtd. Notes(d)	2.300%	08/21/17	2,075	2,106,573
Lorillard Tobacco Co., Gtd. Notes(d)	3.500%	08/04/16	340	354,850
Lorillard Tobacco Co., Gtd. Notes(d)	8.125%	06/23/19	305	380,108
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	2,375	2,701,406

				20,503,761

TOTAL CORPORATE BONDS (cost $1,407,147,947)				1,451,317,233

COVERED BOND — 0.3%
Westpac Banking Corp. (Australia), Covered Notes, 144A (cost $10,034,498)	2.000%	05/21/19	10,035	9,971,569

FOREIGN AGENCIES — 2.6%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	2,940	2,913,622
CNOOC Finance 2013 Ltd. (China), Gtd. Notes(d)	3.000%	05/09/23	3,642	3,393,885
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(d)	4.875%	01/15/24	2,450	2,584,750
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850%	07/02/37	2,000	2,230,000
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	1,550	1,619,750
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	2,050	2,158,855
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	4,227	4,377,059
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.625%	04/28/34	1,800	2,088,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, MTN, 144A	9.250%	04/23/19	2,000	2,325,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20	1,410	1,628,550

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43		2,725	2,684,670
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		3,565	4,313,650
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A(d)	11.750%	01/23/15		2,650	2,777,041
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17		2,000	2,102,908
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21		1,550	1,700,178
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%	07/13/21		1,000	1,098,617
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		1,620	1,582,641
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21		2,125	2,334,561
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17		4,945	5,587,850
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		5,945	6,673,262
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		1,500	1,771,875
Petrobras International Finance Co. (Brazil), Gtd. Notes(d)	5.375%	01/27/21		2,675	2,755,411
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23		2,675	2,581,375
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		1,925	2,060,713
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		4,300	4,752,790
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44		6,545	6,756,403
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19		2,055	2,504,018
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		3,100	3,975,750
State Bank of India/London (India), Sr. Unsec’d. Notes, RegS, MTN	4.500%	11/30/15	EUR	3,816	5,299,120
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144AEA	6.875%	05/29/18		2,075	2,030,906

TOTAL FOREIGN AGENCIES (cost $90,807,876)					90,663,210

MUNICIPAL BONDS — 1.9%
California — 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49		3,755	5,004,364
Bay Area Toll Authority, BABs, Revenue Bonds	6.907%	10/01/50		525	748,298
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111		1,130	1,117,678
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%	07/01/39		2,280	2,830,232
State of California, GO Unlimited, BABs	7.300%	10/01/39		835	1,193,048
State of California, GO, BABs	7.550%	04/01/39		1,600	2,379,296
State of California, GO, BABs	7.600%	11/01/40		920	1,379,365
State of California, GO, BABs	7.625%	03/01/40		275	410,350
University of California, BABs, Revenue Bonds	5.770%	05/15/43		500	614,000

					15,676,631

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50		3,815	4,883,124

Illinois — 0.2%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40		3,170	3,990,015
State of Illinois, GO	4.421%	01/01/15		1,910	1,940,312

					5,930,327

New Jersey — 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series A	7.102%	01/01/41		725	1,024,664

New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414%	01/01/40		2,250	3,253,410
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40		1,350	1,643,274

					5,921,348

New York — 0.6%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		675	640,651
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE	5.000%	06/15/47		9,250	10,049,940
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44		3,300	4,212,846
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62		1,600	1,630,832
Utility Debt Securitization Authority, Revenue Bonds, Series TE	5.000%	12/15/41		3,400	3,827,516

					20,361,785

Ohio — 0.1%
Ohio State University, BABs, Revenue Bonds	4.910%	06/01/40		295	332,329
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111		2,810	2,872,579
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879%	12/01/34		375	414,465

					3,619,373

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%	11/15/34		235	293,360

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%	12/01/39		400	496,224
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%	12/01/45		1,155	1,363,154

					1,859,378

Puerto Rico — 0.1%
Government Development Bank for Puerto Rico, Taxable, Revenue Bonds, Series A	3.448%	02/01/15		3,300	3,135,825

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Revenue Bonds	6.731%	07/01/43		550	694,238

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42		980	1,028,265
Texas State Transportation Commission, BABs, Revenue Bonds, Series B	5.028%	04/01/26		200	232,180

					1,260,445

TOTAL MUNICIPAL BONDS (cost $60,834,563)					63,635,834

SOVEREIGN BONDS — 5.7%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	4,600	7,850,429
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%	07/14/15	JPY	350,000	3,455,801
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%	07/14/15	JPY	128,900	1,272,722

Hellenic Republic Government Bond (Greece), Unsec’d Notes, 144A	4.750%		04/17/19	EUR	2,800	3,830,226
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY	1,800,000	16,619,670
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19		1,834	1,885,297
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		5,102	5,293,325
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	1,795	2,782,154
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		3,140	3,579,600
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(d)	7.625%		03/29/41		1,346	1,712,785
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	2,500	3,364,355
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	11.625%		03/04/19		2,000	2,710,000
Italy Buoni Poliennali del Tesoro (Italy), Bonds	6.500%		11/01/27	EUR	7,610	13,951,082
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS, MTN	2.500%		03/02/15	CHF	1,500	1,670,591
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	285,000	2,917,811
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.200%		07/31/34	EUR	200	314,295
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	335,000	3,353,110
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24		1,000	1,428,874
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	9,700	13,306,976
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	7,200	10,609,106
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		3,040	3,047,600
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	11.000%		05/08/17	ITL	750,000	661,304
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Series G, MTN	6.750%		02/06/24	GBP	500	1,025,645
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(d)	5.200%		01/30/20		2,475	2,738,588
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.643	%(f)	05/31/18		1,937	1,820,605
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	4.841	%(f)	05/31/18		211	198,240
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		3,000	3,101,250
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	3,426	4,949,533
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS, MTN	3.500%		03/25/15		6,100	6,176,250
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		2,000	2,006,860
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR	14,445	21,617,209
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%		01/20/42		2,400	2,749,440

Republic of Brazil (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		2,200	2,772,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		1,280	1,763,200
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		2,245	3,030,750
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		4,000	4,245,000

Republic of Latvia (Latvia), Sr. Unsec’d. Notes, 144A	5.250%		06/16/21		1,700	1,887,000
Republic of Peru (Peru), Sr. Unsec’d. Notes	7.125%		03/30/19		325	392,763
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		3,134	3,333,793
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.375%		05/21/22		2,200	2,352,328
Slovenia Government International Bond (Slovenia), Bonds, 144A(d)	4.125%		02/18/19		600	624,312
Slovenia Government International Bond (Slovenia), Sr. Unsec’d Notes, RegS	4.750%		05/10/18		2,700	2,889,000
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%		07/24/26	EUR	600	817,649
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	4.500%		04/05/16	EUR	2,900	4,102,638
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, RegS	4.000%		03/06/18		4,500	4,783,185
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		4,000	4,251,720
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.875%		04/02/19	EUR	2,200	3,391,028
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		2,510	2,929,777
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	490	703,374
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	500	808,449

TOTAL SOVEREIGN BONDS (cost $186,925,556)						197,078,699

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.	2.533	%(a)	07/01/30		3	2,759
Federal Home Loan Mortgage Corp.	4.000%		TBA		4,000	4,186,812
Federal Home Loan Mortgage Corp.	4.500%		09/01/39-10/01/39		3,365	3,620,931
Federal Home Loan Mortgage Corp.	5.000%		01/01/39-07/01/40		727	801,480
Federal Home Loan Mortgage Corp.	5.500%		10/01/33-07/01/34		805	909,728
Federal Home Loan Mortgage Corp.	6.000%		10/01/32-12/01/36		543	615,818
Federal Home Loan Mortgage Corp.	6.500%		07/01/32-11/01/33		204	232,911
Federal Home Loan Mortgage Corp.	7.000%		09/01/32		56	63,329
Federal Home Loan Mortgage Corp.	8.500%		08/01/24-11/01/24		11	12,712
Federal National Mortgage Assoc.	1.522	%(a)	09/01/40		32	33,258
Federal National Mortgage Assoc.	2.340	%(a)	09/01/31		11	11,581
Federal National Mortgage Assoc.	2.977	%(a)	05/01/36		26	27,398
Federal National Mortgage Assoc.	3.000%		TBA		4,500	4,639,219
Federal National Mortgage Assoc.	3.500%		TBA		3,000	3,056,578
Federal National Mortgage Assoc.	3.500%		TBA		2,000	2,031,937
Federal National Mortgage Assoc.	4.500%		TBA		12,500	13,427,539
Federal National Mortgage Assoc.	4.500%		08/01/33		14	14,968
Federal National Mortgage Assoc.	4.502	%(a)	01/01/28		11	12,208
Federal National Mortgage Assoc.	5.000%		TBA		500	550,264

Federal National Mortgage Assoc.	5.000%		10/01/17-12/01/19	386	409,155
Federal National Mortgage Assoc.(h)	5.000%		03/01/34	2,225	2,459,761
Federal National Mortgage Assoc.	5.500%		03/01/16-05/01/34	867	967,290
Federal National Mortgage Assoc.(h)	5.500%		03/01/35	4,143	4,637,689
Federal National Mortgage Assoc.	6.000%		12/01/16-06/01/37	1,692	1,902,613
Federal National Mortgage Assoc.	6.500%		12/01/17-11/01/33	805	903,496
Federal National Mortgage Assoc.	7.000%		03/01/32-06/01/32	70	79,432
Government National Mortgage Assoc.	1.625	%(a)	11/20/29-05/20/30	51	52,975
Government National Mortgage Assoc.	4.000%		TBA	3,000	3,178,043
Government National Mortgage Assoc.	4.000%		TBA	2,000	2,113,695
Government National Mortgage Assoc.	4.500%		TBA	5,500	5,962,366
Government National Mortgage Assoc.(g)	4.500%		02/20/41	8,633	9,408,858
Government National Mortgage Assoc.(g)	5.000%		08/20/39	2,931	3,243,156
Government National Mortgage Assoc.	5.500%		08/15/33	21	22,773
Government National Mortgage Assoc.	6.000%		01/15/33-12/15/33	124	140,834
Government National Mortgage Assoc.	6.500%		09/15/32-07/15/38	624	712,207
Government National Mortgage Assoc.	8.000%		08/20/31	1	1,014
Government National Mortgage Assoc.	8.500%		06/15/30	1	838

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $69,565,752)					70,447,625

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds	3.625%		02/15/44	6,060	6,427,388
U.S. Treasury Notes	1.000%		09/30/19	55,555	53,289,412
U.S. Treasury Notes	1.250%		11/30/18	1,085	1,068,471
U.S. Treasury Notes(g)	1.500%		12/31/18	3,185	3,166,087
U.S. Treasury Notes(d)	1.500%		05/31/19	5,805	5,739,241
U.S. Treasury Notes	1.625%		04/30/19	16,255	16,182,617
U.S. Treasury Notes(d)	1.625%		06/30/19	6,660	6,618,894
U.S. Treasury Notes	2.000%		02/28/21-05/31/21	137,200	135,704,550
U.S. Treasury Notes	2.125%		01/31/21	39,600	39,525,750
U.S. Treasury Notes(d)	2.125%		06/30/21	15,830	15,724,873
U.S. Treasury Notes	2.250%		03/31/21-04/30/21	41,235	41,381,445
U.S. Treasury Strip Coupon(d)	2.783	%(f)	02/15/25	3,700	2,750,587
U.S. Treasury Strip Coupon	3.486	%(f)	05/15/27	1,730	1,175,312
U.S. Treasury Strip Coupon(h)	4.537	%(f)	08/15/31	14,470	8,282,440

TOTAL U.S. TREASURY OBLIGATIONS (cost $337,640,442)					337,037,067

				Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875% (cost $550,000)				22,000	595,980

TOTAL LONG-TERM INVESTMENTS (cost $3,356,133,004)					3,423,871,378

SHORT-TERM INVESTMENTS — 10.4%
AFFILIATED MUTUAL FUNDS — 10.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $29,001,748)(i)		2,931,367	27,437,594
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $330,428,086; includes $180,139,648 of cash collateral for securities on loan)(i)(j)		330,428,086	330,428,086

TOTAL AFFILIATED MUTUAL FUNDS (cost $359,429,834)			357,865,680

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Received a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $2,519,169)(k)	Citigroup Global Markets	198,480	1,343,449

TOTAL SHORT-TERM INVESTMENTS (cost $361,949,003)			359,209,129

TOTAL INVESTMENTS — 109.9% (cost $3,718,082,007)(l)			3,783,080,507
Liabilities in excess of other assets(m) — (9.9)%			(340,403,052)

NET ASSETS — 100.0%			$3,442,677,455

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swaps
COLIBOR	Colombia Interbank Offered Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation

IO	Interest Only
iTRAXX	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
OIS	Overnight Index Swap
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit Security
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $49,721,346. The aggregate value, $50,540,429, is approximately 1.5% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,168,520; cash collateral of $180,139,648 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents issuer in default on interest payments. Non-income producing security.

(f)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.
(l)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,743,205,099

Appreciation	69,484,376
Depreciation	(29,608,968)

Net Unrealized Appreciation	$39,875,408

The book basis may differ from tax basis due to certain tax-related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
2,326	5 Year U.S. Treasury Notes	Sep. 2014	$276,660,304	$276,412,390	$(247,914)
1,827	10 Year U.S. Treasury Notes	Sep. 2014	227,540,648	227,661,328	120,680
205	U.S. Ultra Bonds	Sep. 2014	30,957,292	30,922,969	(34,323)
296	2 Year U.S. Treasury Notes	Sep. 2014	64,930,751	64,948,875	18,124

					(143,433)

	Short Positions:
232	U.S. Long Bonds	Sep. 2014	32,170,611	31,878,250	292,361

					$148,928

U.S. Treasury and U.S. Government Agency Obligations with a combined value of $7,204,474 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at July 31, 2014.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.

Forward foreign currency exchange contracts outstanding at July 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/16/14	Barclays Capital Group	AUD	11,634	$10,865,351	$10,752,599	$(112,752)
Expiring 10/16/14	Deutsche Bank AG	AUD	3,655	3,434,700	3,377,999	(56,701)
Expiring 10/16/14	JPMorgan Chase	AUD	3,588	3,344,600	3,315,850	(28,750)
Brazilian Real,
Expiring 10/01/14	Toronto Dominion	BRL	21,773	9,555,767	9,424,058	(131,709)
Canadian Dollar,
Expiring 10/16/14	JPMorgan Chase	CAD	3,505	3,276,200	3,208,751	(67,449)
Expiring 10/16/14	JPMorgan Chase	CAD	5,470	5,094,900	5,006,906	(87,994)
Expiring 10/16/14	JPMorgan Chase	CAD	7,257	6,729,800	6,643,190	(86,610)
Expiring 10/16/14	Toronto Dominion	CAD	19,270	17,968,596	17,640,069	(328,527)
Chilean Peso,
Expiring 08/27/14	Citigroup Global Markets	CLP	1,736,911	3,137,200	3,026,876	(110,324)
Expiring 08/27/14	Citigroup Global Markets	CLP	1,793,066	3,243,900	3,124,736	(119,164)

Expiring 08/27/14	Citigroup Global Markets	CLP	1,799,706	3,236,300	3,136,309	(99,991)
Expiring 08/27/14	Citigroup Global Markets	CLP	1,936,844	3,423,800	3,375,295	(48,505)
Expiring 09/30/14	Citigroup Global Markets	CLP	1,833,454	3,306,500	3,184,939	(121,561)
Chinese Renminbi,
Expiring 10/10/14	Citigroup Global Markets	CNH	20,496	3,282,700	3,297,241	14,541
Expiring 10/10/14	Deutsche Bank	CNH	28,927	4,634,213	4,653,546	19,333
Expiring 10/10/14	Hong Kong & Shanghai Bank	CNH	50,361	8,068,034	8,101,692	33,658
Expiring 10/10/14	JPMorgan Chase	CNH	17,047	2,730,581	2,742,412	11,831
Expiring 10/10/14	UBS AG	CNH	60,527	9,694,452	9,737,235	42,783
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	6,257,747	3,344,601	3,311,600	(33,001)
Euro,
Expiring 10/28/14	JPMorgan Chase	EUR	51,429	69,273,864	68,888,332	(385,532)
Expiring 10/28/14	Toronto Dominion	EUR	3,173	4,323,572	4,249,986	(73,586)
Expiring 10/28/14	Toronto Dominion	EUR	4,197	5,652,076	5,621,292	(30,784)
Hungarian Forint,
Expiring 10/22/14	Barclays Capital Group	HUF	667,663	2,914,413	2,839,467	(74,946)
Expiring 10/22/14	JPMorgan Chase	HUF	1,732,589	7,522,528	7,368,431	(154,097)
Indian Rupee,
Expiring 11/03/14	UBS AG	INR	189,274	3,122,300	3,057,885	(64,415)
Expiring 11/03/14	UBS AG	INR	281,111	4,498,500	4,541,599	43,099
Expiring 11/03/14	UBS AG	INR	283,489	4,584,600	4,580,009	(4,591)
Israeli Shekel,
Expiring 10/21/14	Citigroup Global Markets	ILS	18,779	5,476,190	5,485,761	9,571
Expiring 10/21/14	JPMorgan Chase	ILS	17,684	5,166,000	5,165,743	(257)
Malaysian Ringgit,
Expiring 10/10/14	Hong Kong & Shanghai Bank	MYR	20,751	6,446,108	6,454,593	8,485
Expiring 10/10/14	UBS AG	MYR	10,661	3,336,800	3,316,075	(20,725)
Mexican Peso,
Expiring 10/22/14	Hong Kong & Shanghai Bank	MXN	320,823	24,603,927	24,120,447	(483,480)
New Zealand Dollar,
Expiring 10/23/14	Goldman Sachs & Co.	NZD	8,467	6,825,600	7,132,806	307,206
Expiring 10/23/14	JPMorgan Chase	NZD	8,021	7,008,832	6,756,843	(251,989)
Norwegian Krone,
Expiring 10/24/14	JPMorgan Chase	NOK	30,929	4,984,289	4,904,795	(79,494)
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	9,296	3,306,500	3,293,587	(12,913)
Expiring 10/03/14	Hong Kong & Shanghai Bank	PEN	24,719	8,830,660	8,757,690	(72,970)
Philippine Peso,
Expiring 09/17/14	UBS AG	PHP	190,299	4,244,900	4,371,552	126,652
Expiring 09/17/14	UBS AG	PHP	190,315	4,234,400	4,371,925	137,525
Expiring 02/12/15	UBS AG	PHP	200,530	4,584,600	4,590,042	5,442
Polish Zloty,
Expiring 10/24/14	Toronto Dominion	PLN	48,405	15,639,085	15,429,057	(210,028)

Romanian Leu,
Expiring 10/24/14	Deutsche Bank AG	RON	32,582	9,855,469	9,815,341	(40,128)
Russian Ruble,
Expiring 10/17/14	Citigroup Global Markets	RUB	111,911	3,236,300	3,067,199	(169,101)
Expiring 10/17/14	Citigroup Global Markets	RUB	112,761	3,262,000	3,090,483	(171,517)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	167,457	4,803,216	4,589,562	(213,654)
Singapore Dollar,
Expiring 10/17/14	Deutsche Bank AG	SGD	15,609	12,580,606	12,512,191	(68,415)
Expiring 10/17/14	UBS AG	SGD	4,094	3,286,200	3,281,709	(4,491)
South African Rand,
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	36,629	3,382,500	3,367,095	(15,405)
Expiring 10/23/14	Hong Kong & Shanghai Bank	ZAR	61,440	5,752,739	5,647,814	(104,925)
South Korean Won,
Expiring 10/17/14	Hong Kong & Shanghai Bank	KRW	9,355,509	9,235,904	9,067,182	(168,722)
Swedish Krona,
Expiring 10/24/14	JPMorgan Chase	SEK	21,306	3,110,123	3,087,532	(22,591)
Swiss Franc,
Expiring 10/24/14	Citigroup Global Markets	CHF	27,379	30,393,555	30,146,257	(247,298)
Taiwan Dollar,
Expiring 08/22/14	Citigroup Global Markets	TWD	183,804	6,155,531	6,129,775	(25,756)
Thai Baht,
Expiring 09/18/14	Citigroup Global Markets	THB	11,453	352,637	355,833	3,196
Expiring 11/18/14	Barclays Capital Group	THB	146,130	4,442,500	4,527,924	85,424
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	167,325	5,103,400	5,184,676	81,276
Turkish Lira,
Expiring 10/23/14	Citigroup Global Markets	TRY	2,394	1,113,220	1,096,752	(16,468)
Expiring 10/23/14	Deutsche Bank AG	TRY	10,999	5,099,100	5,039,876	(59,224)

				$426,116,939	$422,366,421	$(3,750,518)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/16/14	Citigroup Global Markets	AUD	5,340	$4,959,800	$4,935,479	$24,321
British Pound,
Expiring 10/28/14	Citigroup Global Markets	GBP	113	192,122	190,798	1,324
Canadian Dollar,
Expiring 10/16/14	Credit Suisse First Boston Corp.	CAD	14,013	13,043,900	12,827,587	216,313
Chilean Peso,
Expiring 08/27/14	Citigroup Global Markets	CLP	3,539,060	6,354,700	6,167,441	187,259
Expiring 09/30/14	Citigroup Global Markets	CLP	1,728,706	3,044,300	3,002,978	41,322
Chinese Renminbi,
Expiring 10/10/14	Barclays Capital Group	CNH	10,578	1,694,108	1,701,639	(7,531)
Expiring 10/10/14	Citigroup Global Markets	CNH	58,232	9,329,072	9,367,991	(38,919)

Czech Koruna,
Expiring 10/24/14	Deutsche Bank AG	CZK	106,703	5,166,000	5,167,199	(1,199)
Expiring 10/24/14	JPMorgan Chase	CZK	431,475	21,163,171	20,894,581	268,590
Danish Krone,
Expiring 10/24/14	Hong Kong & Shanghai Bank	DKK	116,980	21,136,810	21,020,007	116,803
Euro,
Expiring 10/28/14	Barclays Capital Group	EUR	25,838	35,154,943	34,609,135	545,808
Expiring 10/28/14	Barclays Capital Group	EUR	10,887	14,670,428	14,583,230	87,198
Expiring 10/28/14	Barclays Capital Group	EUR	7,430	10,083,300	9,952,446	130,854
Expiring 10/28/14	JPMorgan Chase	EUR	34,204	46,072,097	45,815,691	256,406
Expiring 10/28/14	JPMorgan Chase	EUR	5,250	7,103,300	7,032,567	70,733
Hungarian Forint,
Expiring 10/22/14	Deutsche Bank AG	HUF	1,762,758	7,586,400	7,496,738	89,662
Expiring 10/22/14	Deutsche Bank AG	HUF	1,213,049	5,166,000	5,158,910	7,090
Japanese Yen,
Expiring 10/28/14	Hong Kong & Shanghai Bank	JPY	4,910,563	48,267,229	47,766,441	500,788
Expiring 10/28/14	JPMorgan Chase	JPY	355,257	3,456,200	3,455,682	518
Mexican Peso,
Expiring 10/22/14	JPMorgan Chase	MXN	39,512	3,033,537	2,970,649	62,888
New Zealand Dollar,
Expiring 10/16/14	Goldman Sachs & Co.	NZD	8,638	7,441,500	7,281,907	159,593
Norwegian Krone,
Expiring 10/24/14	UBS AG	NOK	52,159	8,265,600	8,271,348	(5,748)
Expiring 10/24/14	UBS AG	NOK	31,730	5,099,100	5,031,755	67,345
Philippine Peso,
Expiring 08/20/14	UBS AG	PHP	116,599	2,656,007	2,680,533	(24,526)
Polish Zloty,
Expiring 10/24/14	Deutsche Bank AG	PLN	10,230	3,336,800	3,260,955	75,845
Expiring 10/24/14	Goldman Sachs & Co.	PLN	16,198	5,166,000	5,163,214	2,786
Romanian Leu,
Expiring 10/24/14	BNP Paribas	RON	16,649	5,047,400	5,015,475	31,925
South Korean Won,
Expiring 10/17/14	UBS AG	KRW	5,695,264	5,504,000	5,519,742	(15,742)
Swedish Krona,
Expiring 10/24/14	Deutsche Bank AG	SEK	81,083	11,751,000	11,749,982	1,018
Swiss Franc,
Expiring 10/24/14	Goldman Sachs & Co.	CHF	3,358	3,736,300	3,697,149	39,151
Expiring 10/24/14	JPMorgan Chase	CHF	9,023	10,083,300	9,935,342	147,958
Expiring 10/24/14	JPMorgan Chase	CHF	9,020	10,083,300	9,931,134	152,166
Expiring 10/24/14	JPMorgan Chase	CHF	6,040	6,729,800	6,650,123	79,677
Expiring 10/24/14	JPMorgan Chase	CHF	4,571	5,094,900	5,033,250	61,650
Taiwan Dollar,
Expiring 08/22/14	Barclays Capital Group	TWD	183,804	6,108,480	6,129,775	(21,295)
Expiring 10/28/14	UBS AG	TWD	205,781	6,880,000	6,867,509	12,491
Thai Baht,
Expiring 09/03/14	BNP Paribas	THB	157,121	4,753,600	4,885,113	(131,513)
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	169,548	5,000,000	5,253,551	(253,551)
Turkish Lira,
Expiring 10/23/14	UBS AG	TRY	136,458	64,058,832	62,524,211	1,534,621

				$443,473,336	$438,999,257	$4,474,079

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Cross currency exchange contracts outstanding at July 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
10/10/14	Buy	CNH	42,765	EUR	5,115	$28,626	Barclays Capital Group
10/16/14	Buy	AUD	7,112	EUR	4,879	38,079	Barclays Capital Group
10/16/14	Buy	CAD	5,303	EUR	3,657	(43,640)	Citigroup Global Markets
10/21/14	Buy	ILS	13,027	CHF	3,456	72	JPMorgan Chase
10/22/14	Buy	EUR	2,572	HUF	808,832	5,065	Citigroup Global Markets
10/22/14	Buy	HUF	784,522	CHF	3,085	(60,077)	UBS AG
10/24/14	Buy	EUR	3,343	PLN	14,042	2,052	Goldman Sachs & Co.
10/24/14	Buy	EUR	3,519	SEK	32,558	(4,817)	Goldman Sachs & Co.
10/24/14	Buy	EUR	3,690	RON	16,389	5,037	BNP Paribas
10/24/14	Buy	NOK	21,242	EUR	2,539	(32,332)	Deutsche Bank AG
10/24/14	Buy	NOK	31,433	EUR	3,750	(38,350)	UBS AG
10/24/14	Buy	SEK	22,620	EUR	2,452	(6,849)	Citigroup Global Markets
10/24/14	Buy	SEK	33,958	EUR	3,668	7,791	Deutsche Bank AG
10/24/14	Buy	SEK	35,153	CHF	4,662	(39,108)	Deutsche Bank AG

						$(138,451)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Forward rate agreements outstanding at July 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter forward rate agreements:
338,000	08/18/14	2.630%	10 Year CMS(1)	$285,449	$—	$285,449	Citigroup Global Markets
338,000	08/18/14	3.210%	100 CMM(2)	(272,858)	—	(272,858)	Citigroup Global Markets

				$12,591	$—	$12,591

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at July 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
AUD	2,500	12/19/32	4.423%	6 Month BBSW(2)	$47,554	$—	$47,554	Barclays Capital Group
AUD	3,190	12/20/32	4.420%	6 Month BBSW(2)	58,509	—	58,509	Citigroup Global Markets
BRL	99,480	01/01/17	—	1 Day Brazil Interbank Rate(2)	(567,563)	—	(567,563)	Hong Kong & Shanghai Bank
BRL	21,481	01/01/17	—	1 Day Brazil Interbank Rate(2)	(463,798)	—	(463,798)	Barclays Capital Group
BRL	16,966	01/01/17	—	1 Day Brazil Interbank Rate(2)	(647,720)	—	(647,720)	Citigroup Global Markets
BRL	19,849	01/01/21	—	1 Day Brazil Interbank Rate(2)	612,458	—	612,458	Deutsche Bank AG
CLP	860,000	02/27/24	5.240%	6 Month CLICP(2)	87,354	—	87,354	Barclays Capital Group
COP	4,330,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	8,521	—	8,521	Deutsche Bank AG
COP	4,330,000	11/20/18	5.290%	1 Day COLIBOR OIS(2)	(142)	—	(142)	Deutsche Bank AG

EUR	3,150	12/13/27	2.065%	6 Month EURIBOR(1)	(248,025)	—	(248,025)	Barclays Capital Group
ILS	91,100	11/20/18	2.163%	3 Month TELBOR(2)	1,171,662	—	1,171,662	Barclays Capital Group
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	738,592	—	738,592	Credit Suisse First Boston Corp.
MXN	163,300	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	256,391	—	256,391	Deutsche Bank AG
MXN	104,200	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(545,445)	—	(545,445)	Barclays Capital Group
MXN	96,000	10/20/23	6.540%	28 Day Mexican Interbank Rate(2)	238,297	—	238,297	Deutsche Bank AG
NZD	7,900	08/18/16	4.173%	3 Month BBR(2)	100,375	—	100,375	Citigroup Global Markets
NZD	4,800	03/26/17	3.810%	3 Month BBR(2)	4,491	—	4,491	Hong Kong & Shanghai Bank
NZD	2,570	08/12/18	4.143%	3 Month BBR(2)	9,737	—	9,737	Citigroup Global Markets
NZD	1,930	08/13/18	4.160%	3 Month BBR(2)	8,507	—	8,507	Citigroup Global Markets
NZD	1,930	08/13/18	4.218%	3 Month BBR(2)	12,406	—	12,406	Barclays Capital Group
NZD	3,370	09/25/22	3.790%	3 Month BBR(2)	(144,229)	—	(144,229)	Citigroup Global Markets
NZD	2,620	08/12/23	4.648%	3 Month BBR(2)	21,111	—	21,111	Citigroup Global Markets
NZD	1,900	08/13/23	4.668%	3 Month BBR(2)	17,807	—	17,807	Citigroup Global Markets
NZD	1,900	08/13/23	4.730%	3 Month BBR(2)	25,657	—	25,657	Barclays Capital Group
PLN	84,400	06/28/18	3.736%	6 Month WIBOR(2)	1,004,964	—	1,004,964	Citigroup Global Markets
RUB	262,500	05/17/23	7.250%	3 Month MOSPRIME(2)	(1,024,417)	—	(1,024,417)	Credit Suisse First Boston Corp.
RUB	262,500	05/20/23	7.250%	3 Month MOSPRIME(2)	(1,028,881)	—	(1,028,881)	Credit Suisse First Boston Corp.
	27,095	11/15/19	1.334%	3 Month LIBOR(1)	804,359	—	804,359	Citigroup Global Markets
	1,740	07/15/24	2.890%	Inflationary Swap on the CPI Urban Consumers NSA(1)	822	—	822	JPMorgan Chase
	730	07/15/24	2.883%	Inflationary Swap on the CPI Urban Consumers NSA(2)	112	—	112	Bank of America
	4,030	12/13/27	2.200%	3 Month LIBOR(2)	(338,156)	—	(338,156)	Barclays Capital Group
ZAR	173,500	06/25/18	7.420%	3 Month JIBAR(2)	99,554	—	99,554	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	87,372	—	87,372	Hong Kong & Shanghai Bank

					$408,236	$—	$408,236

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	6,100	03/07/29	4.743%	6 Month BBSW(2)	$(3,106)	$386,814	$389,920
EUR	38,000	08/04/16	0.078%	1 Day EUR OIS(1)	315	8,247	7,932
EUR	24,600	08/01/19	0.346%	1 Day EUR OIS(1)	334	(1,413)	(1,747)
EUR	18,600	08/04/24	1.054%	1 Day EUR OIS(1)	380	(54,493)	(54,873)
HUF	541,300	09/02/23	6.085%	6 Month BUBOR(2)	(32,774)	354,734	387,508
HUF	1,800,000	09/03/23	5.940%	6 Month BUBOR(2)	(100,645)	1,094,047	1,194,692
MXN	135,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(410)	212,874	213,284
MXN	185,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(7,728)	246,094	253,822
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(8,165)	252,028	260,193
NZD	5,260	08/19/23	4.850%	3 Month NZD LIBOR(2)	(4,305)	38,721	43,026
PLN	65,000	09/03/18	3.985%	6 Month WIBOR(2)	(37,467)	972,221	1,009,688
	405,000	07/24/15	0.476%	3 Month LIBOR(2)	—	606,548	606,548
	339,830	11/30/18	1.625%	3 Month LIBOR(1)	220,442	1,942,590	1,722,148

	500	04/08/19	1.794%	3 Month LIBOR(1)	152	316	164
	129,220	05/15/21	2.375%	3 Month LIBOR(1)	(1,324,350)	(385,360)	938,990
	82,250	08/07/23	4.248%	3 Month LIBOR(2)	—	2,692,773	2,692,773
	35,050	08/08/23	4.283%	3 Month LIBOR(2)	308	1,199,988	1,199,680
	35,050	08/09/23	4.231%	3 Month LIBOR(2)	308	1,120,842	1,120,534
ZAR	112,700	02/24/16	7.200%	3 Month JIBAR(2)	(2,712)	103,212	105,924
ZAR	225,400	03/04/16	7.200%	3 Month JIBAR(2)	(4,957)	207,592	212,549
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	(14,655)	70,223	84,878

					$(1,319,035)	$11,068,598	$12,387,633

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1)
American International Group, Inc.	03/20/18	3.700%		1,300	$(157,507)	$—	$(157,507)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%		1,800	(15,212)	68,404	(83,616)	JPMorgan Chase
Toll Brothers Financial Corp.	03/20/15	1.000%		1,885	(11,957)	1,867	(13,824)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%		1,650	(4,916)	16,679	(21,595)	JPMorgan Chase

					$(189,592)	$86,950	$(276,542)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1)
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	35,500	$(941,464)	$456,808	$(1,398,272)	Deutsche Bank AG
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	35,100	(930,856)	273,528	(1,204,384)	Bank of America

					$(1,872,320)	$730,336	$(2,602,656)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#4		Value at Trade Date	Value at July 31, 2014(3)	Unrealized (Depreciation)(5)
Exchange-traded credit default swaps on credit indices—Buy Protection(1)
CDX.NA.IG.22.V1	06/20/19	1.000%		605,000	$(9,249,716)	$(10,111,281)	$(861,565)
iTRAXX.EUR.19.V1	06/20/18	1.000%	EUR	1,000	(179)	(25,193)	(25,014)

					$(9,249,895)	$(10,136,474)	$(886,579)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.17.V6	12/20/16	5.000%	30,875	$2,245,756	$1,410,816	$834,940	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	43,938	3,195,884	1,897,856	1,298,028	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	16,150	1,174,703	677,403	497,300	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V6	12/20/16	5.000%	27,788	2,021,181	1,217,633	803,548	Deutsche Bank AG
CDX.NA.HY.18.V3	06/20/17	5.000%	13,720	1,106,975	(1,088,072)	2,195,047	Bank of America

				$9,744,499	$4,115,636	$5,628,863

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#4	Value at Trade Date	Value at July 31, 2014(3)	Unrealized (Depreciation)(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.18.V3	06/20/17	5.000%	88,200	$8,110,099	$6,502,677	$(1,607,422)

U.S. Government Agency Obligations with a combined market value of $12,480,988 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at July 31, 2014.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at July 31, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements:
4,206	3 Month LIBOR	EUR	3,250	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	10/17/14	$(143,596)	$—	$(143,596)
2,571	3 Month LIBOR	EUR	1,980	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	(77,556)	—	(77,556)
5,552	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 26.00 bps	Barclays Capital Group	01/14/15	(67,332)	—	(67,332)

	57,079	3 Month LIBOR	EUR	43,030	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	(485,337)	—	(485,337)
	196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(4,518)	—	(4,518)
	396	3 Month LIBOR	EUR	300	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	(4,621)	—	(4,621)
	1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	45,583	—	45,583
TRY	14,900	7.70%		7,740	3 month LIBOR	Barclays Capital Group	07/22/18	(929,274)	—	(929,274)
TRY	15,740	7.71%		8,185	3 month LIBOR	Barclays Capital Group	07/23/18	(989,191)	—	(989,191)
	5,581	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 25.75 bps	Citigroup Global Markets	01/18/15	(37,616)	—	(37,616)
	47,692	3 Month LIBOR	EUR	35,845	3 Month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	(261,444)	—	(261,444)
	2,491	3 Month LIBOR	JPY	242,815	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	133,349	—	133,349
	448	3 Month LIBOR plus 333 bps	JPY	35,000	4.500%	Citigroup Global Markets	06/08/15	105,289	(17,610)	122,899
	1,284	3 Month LIBOR plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	303,005	(56,202)	359,207
	508	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	(26,095)	—	(26,095)
	2,329	3 Month LIBOR plus 412 bps	EUR	1,920	4.500%	Citigroup Global Markets	11/30/15	(323,720)	(21,885)	(301,835)
	1,395	3 Month LIBOR	EUR	1,060	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(19,589)	—	(19,589)
	2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	633,081	10,901	622,180
	3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	(502,207)	(258,836)	(243,371)
	1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	(326,466)	(182,593)	(143,873)
	16,667	3 month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank	05/14/17	157,631	—	157,631
	4,879	3 Month LIBOR	EUR	3,660	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(17,496)	—	(17,496)
	23,110	3 Month LIBOR	EUR	17,415	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	(188,013)	—	(188,013)
	1,604	3 Month LIBOR	CHF	1,500	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(43,748)	—	(43,748)
TRY	30,333	8.680%		14,786	3 month LIBOR	Hong Kong & Shanghai Bank	09/05/15	561,684	—	561,684
TRY	82,730	8.690%		39,812	3 month LIBOR	Hong Kong & Shanghai Bank	09/09/15	2,018,583	—	2,018,583
	275	3 Month LIBOR	EUR	210	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	(4,465)	—	(4,465)
	1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	(66,819)	—	(66,819)

7,872	3 Month LIBOR	EUR	6,000	3 Month EURIBOR minus 28.375 bps	JPMorgan Chase	10/19/14	(158,598)	—	(158,598)
762	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(40,174)	—	(40,174)
1,164	3 Month LIBOR plus 398 bps	EUR	950	4.500%	JPMorgan Chase	11/30/15	(149,003)	(20,152)	(128,851)

							$ (908,673)	$ (546,377)	$ (362,296)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$11,190,446	$—
Collateralized Loan Obligations	—	375,471,259	66,378,975
Non-Residential Mortgage-Backed Securities	—	16,467,685	—
Residential Mortgage-Backed Securities	—	194,205,333	—
Bank Loans	—	117,249,463	5,740,237
Commercial Mortgage-Backed Securities	—	406,007,704	10,413,059
Corporate Bonds	—	1,440,302,111	11,015,122
Covered Bond	—	9,971,569	—
Foreign Agencies	—	90,663,210	—
Municipal Bonds	—	63,635,834	—
Sovereign Bonds	—	197,078,699	—
U.S. Government Agency Obligations	—	70,447,625	—
U.S. Treasury Obligations	—	337,037,067	—
Preferred Stock	595,980	—	—
Affiliated Mutual Funds	357,865,680	—	—
Option Purchased	—	1,343,449	—
Other Financial Instruments*
Futures Contracts	148,928	—	—
Forward Foreign Currency Exchange Contracts	—	585,110	—
Forward Rate Agreements	—	—	12,591
Interest Rate Swap Agreements	—	12,795,869	—
Credit Default Swap Agreements	—	255,664	—
Currency Swap Agreements	—	(362,296)	—

Total	$358,610,588	$3,344,345,801	$93,559,984

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Credit Default Swap Agreements		Forward Rate Agreements
Balance as of 10/31/13	$25,779,551	$9,036,373	$—	$11,202,375	$(4,345)		$—
Realized gain (loss)	—	—	—	—	—	**	—
Change in unrealized appreciation (depreciation)***	—	329,523	10,804	396,057	4,345		12,591
Purchases	66,378,975	—	10,402,255	—	—		—
Sales	—	—	—	(583,310)	—		—
Accrued discount/premium	—	—	—	—	—		—
Transfers into Level 3	—	—	—	—	—		—
Transfers out of Level 3	(25,779,551)	(3,625,659)	—	—	—		—

Balance as of 07/31/14	$66,378,975	$5,740,237	$10,413,059	$11,015,122	$—		$12,591

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(4,399).
***	Of which, $748,975 was included in Net Assets relating to securities held at the reporting period end.

It is the fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 Collateralized Loan Obligations and 1 Bank Loan transferred out of Level 3 as a result of the securities no longer using a single broker quote and being priced by the primary valuation vendor source.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies may include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Subject to guidelines adopted by the Board, each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     September 19, 2014

*	Print the name and title of each signing officer under his or her signature.